OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 24.8%
Aerospace & Defense 0.4%
L-3 Communications Corp.
02/15/21	4.950%	$1,885,000	$2,100,654
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	695,000	722,163
Raytheon Co. Senior Unsecured
08/15/27	7.200%	1,450,000	1,968,108
Total			4,790,925
Automotive 0.6%
Ford Motor Credit Co. LLC Senior Unsecured
06/15/16	3.984%	7,010,000	7,433,004
Banking 3.5%
Bank of America Corp.
Senior Unsecured
01/24/22	5.700%	1,695,000	1,987,754
02/07/42	5.875%	1,890,000	2,296,711
Bank of Montreal Senior Unsecured
11/06/22	2.550%	3,210,000	3,100,485
Citigroup, Inc. Senior Unsecured
01/10/17	4.450%	2,335,000	2,562,989
Comerica Bank Subordinated Notes
08/22/17	5.200%	1,690,000	1,942,015
Discover Bank Subordinated Notes
11/18/19	8.700%	767,000	1,008,060
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	515,000	583,108
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	2,820,000	3,055,196
ING Bank NV Senior Unsecured (a)
03/15/16	4.000%	2,685,000	2,876,011
JPMorgan Chase Capital XXIII (b)
05/15/47	1.310%	805,000	619,850
KeyCorp Senior Unsecured
03/24/21	5.100%	3,865,000	4,463,557
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	1,465,000	1,618,785

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	$1,785,000	$1,840,399
Scotland International Finance No. 2 BV Bank Guaranteed (a)
05/23/13	4.250%	1,655,000	1,668,403
State Street Corp.
03/15/18	4.956%	3,640,000	4,113,175
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	6,612,000	6,555,342
Wells Fargo & Co. Senior Unsecured (b)
06/15/16	3.676%	5,535,000	5,993,929
Total			46,285,769
Brokerage 0.1%
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	1,220,000	1,459,867
Chemicals 0.4%
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	2,065,000	2,260,047
Lubrizol Corp.
02/01/19	8.875%	2,035,000	2,826,239
Total			5,086,286
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
10/09/22	2.700%	3,485,000	3,433,718
10/09/42	4.125%	2,571,000	2,540,917
Total			5,974,635
Electric 2.7%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	1,234,000	1,493,911
Commonwealth Edison Co.
1st Mortgage
09/15/17	6.150%	1,495,000	1,796,030
08/01/20	4.000%	3,020,000	3,363,637
03/15/36	5.900%	625,000	785,010
Senior Unsecured
07/15/18	6.950%	1,130,000	1,374,050
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	150,000	208,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
DTE Electric Co. Senior Secured
10/01/20	3.450%	$3,410,000	$3,687,492
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	325,000	385,460
Duke Energy Carolinas LLC
1st Mortgage
10/01/15	5.300%	295,000	331,387
1st Refunding Mortgage
09/30/42	4.000%	2,502,000	2,474,428
FPL Energy National Wind LLC Senior Secured (a)
03/10/24	5.608%	516,340	492,660
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	990,000	1,174,230
09/01/40	4.750%	2,610,000	2,836,765
Nevada Power Co.
09/15/40	5.375%	3,840,000	4,598,777
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	1,615,000	1,866,520
Oncor Electric Delivery Co. LLC Senior Secured
06/01/22	4.100%	574,000	618,455
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	1,480,000	1,734,563
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	1,640,000	1,950,608
Southern California Edison Co.
1st Mortgage
01/15/16	5.000%	2,210,000	2,479,291
09/01/40	4.500%	960,000	1,037,353
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	1,515,000	1,753,482
Total			36,442,749
Entertainment 0.1%
Time Warner, Inc.
11/15/36	6.500%	1,450,000	1,754,097
Food and Beverage 1.1%
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	2,700,000	3,398,136

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	$3,245,000	$3,372,999
Heineken NV Senior Notes (a)
10/01/17	1.400%	6,235,000	6,184,228
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	1,660,000	1,900,971
Total			14,856,334
Gas Distributors 0.6%
Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	2,135,000	2,559,301
03/15/19	8.500%	2,085,000	2,809,202
Sempra Energy Senior Unsecured
06/01/16	6.500%	1,805,000	2,108,919
Total			7,477,422
Gas Pipelines 2.2%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,000,000	3,328,689
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	1,060,000	1,222,789
Enterprise Products Operating LLC
08/13/15	1.250%	2,953,000	2,975,762
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	870,000	1,092,235
09/01/39	6.500%	320,000	384,043
NiSource Finance Corp.
09/15/17	5.250%	605,000	690,880
02/15/23	3.850%	2,645,000	2,698,040
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
05/01/18	6.500%	1,070,000	1,311,780
05/01/19	8.750%	2,795,000	3,770,827
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	1,965,000	2,143,281
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,055,000	2,914,658
TransCanada PipeLines Ltd. (b)
05/15/67	6.350%	4,190,000	4,466,339
Williams Partners LP Senior Unsecured
04/15/40	6.300%	2,100,000	2,480,806
Total			29,480,129

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 0.5%
Express Scripts Holding Co.
02/15/17	2.650%	$3,379,000	$3,501,840
02/15/22	3.900%	2,690,000	2,850,695
Total			6,352,535
Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	2,345,000	2,269,402
Independent Energy 0.9%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	2,005,000	2,489,669
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,140,000	1,394,679
Hess Corp.
Senior Unsecured
08/15/31	7.300%	1,736,000	2,151,001
02/15/41	5.600%	1,334,000	1,407,391
Nexen, Inc.
Senior Unsecured
03/10/35	5.875%	955,000	1,141,511
05/15/37	6.400%	1,105,000	1,408,456
07/30/39	7.500%	1,420,000	2,014,908
Total			12,007,615
Integrated Energy 0.8%
Shell International Finance BV
08/21/22	2.375%	9,000,000	8,803,611
03/25/40	5.500%	1,200,000	1,504,669
Total			10,308,280
Life Insurance 1.2%
MetLife Capital Trust X (a)
04/08/38	9.250%	2,100,000	2,887,500
MetLife, Inc.
08/01/39	10.750%	1,635,000	2,509,725
Prudential Financial, Inc.
06/15/19	7.375%	2,690,000	3,429,059
Prudential Financial, Inc. (b)
06/15/38	8.875%	6,265,000	7,596,312
Total			16,422,596
Media Cable 0.7%
Comcast Corp.
11/15/15	5.850%	3,755,000	4,255,951
03/01/20	5.150%	900,000	1,047,685
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	940,000	985,218
03/15/17	2.400%	3,541,000	3,613,205
Total			9,902,059

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 1.0%
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	$6,735,000	$7,069,541
News America, Inc.
12/15/35	6.400%	2,100,000	2,561,828
02/15/41	6.150%	1,894,000	2,307,835
Reed Elsevier Capital, Inc. (a)
10/15/22	3.125%	1,460,000	1,411,190
Total			13,350,394
Metals 0.2%
Rio Tinto Finance USA PLC
08/21/22	2.875%	780,000	770,995
Vale Overseas Ltd.
11/21/36	6.875%	1,740,000	2,046,403
Total			2,817,398
Non-Captive Consumer 0.2%
Discover Financial Services Senior Unsecured (a)
11/21/22	3.850%	2,468,000	2,507,221
Non-Captive Diversified 0.6%
General Electric Capital Corp.
Senior Unsecured
01/07/21	4.625%	2,900,000	3,244,131
09/07/22	3.150%	2,190,000	2,171,148
01/09/23	3.100%	3,140,000	3,101,570
Total			8,516,849
Oil Field Services 0.2%
Halliburton Co. Senior Unsecured
09/15/18	5.900%	1,130,000	1,389,612
Weatherford International Ltd.
03/15/38	7.000%	785,000	882,358
Total			2,271,970
Other Industry 0.3%
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	1,930,000	2,257,971
President and Fellows of Harvard College (a)
01/15/39	6.500%	1,460,000	2,060,554
Total			4,318,525
Pharmaceuticals 0.9%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	5,042,000	5,950,477

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Merck & Co., Inc. Senior Unsecured
09/15/42	3.600%	$5,315,000	$5,023,754
Wyeth LLC
02/15/16	5.500%	1,460,000	1,659,023
Total			12,633,254
Property & Casualty 0.7%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	950,000	1,027,926
11/15/19	7.350%	2,340,000	2,954,702
08/15/21	5.750%	760,000	881,785
Liberty Mutual Group, Inc. (a)(b)
06/15/58	10.750%	760,000	1,155,200
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	2,680,000	3,560,664
Total			9,580,277
Railroads 0.7%
BNSF Funding Trust I (b)
12/15/55	6.613%	1,885,000	2,130,050
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	1,000,000	1,380,142
CSX Corp.
Senior Unsecured
06/01/21	4.250%	4,050,000	4,468,918
05/30/42	4.750%	415,000	427,280
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,010,000	1,218,612
Total			9,625,002
REITs 0.3%
Duke Realty LP Senior Unsecured
08/15/19	8.250%	2,124,600	2,757,656
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	790,000	888,420
Total			3,646,076
Restaurants 0.2%
McDonald’s Corp.
Senior Unsecured
02/01/39	5.700%	1,210,000	1,525,884
07/15/40	4.875%	1,590,000	1,802,077
Total			3,327,961

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.1%
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	$815,000	$950,163
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	2,350,000	2,911,824
Supranational 0.2%
European Investment Bank Senior Unsecured
05/30/17	5.125%	2,245,000	2,638,998
Technology 0.8%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	2,485,000	2,558,934
Oracle Corp.
Senior Unsecured
10/15/17	1.200%	4,955,000	4,941,022
10/15/22	2.500%	3,140,000	3,077,482
Total			10,577,438
Transportation Services 0.2%
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	2,920,000	3,326,679
Wireless 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	1,590,000	2,155,137
Wirelines 1.4%
AT&T, Inc. Senior Unsecured
06/15/16	5.625%	1,070,000	1,227,255
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	955,000	1,042,815
Telecom Italia Capital SA
10/01/15	5.250%	2,344,000	2,507,918
07/18/36	7.200%	2,040,000	2,168,712
Telefonica Emisiones SAU
06/20/16	6.421%	2,645,000	2,936,503
07/03/17	6.221%	920,000	1,028,965
04/27/20	5.134%	1,405,000	1,487,332
Verizon Communications, Inc.
Senior Unsecured
04/01/16	3.000%	4,730,000	5,030,090

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
04/01/21	4.600%	$950,000	$1,078,699
Total			18,508,289
Total Corporate Bonds & Notes (Cost: $301,272,275)			$331,967,159

Residential Mortgage-Backed Securities - Agency(c) 33.8%
Federal Home Loan Mortgage Corp. (d)
12/01/40	4.000%	41,982,916	45,694,648
05/01/41- 06/01/41	4.500%	27,506,532	30,092,050
03/01/21- 05/01/41	5.000%	2,509,486	2,769,572
12/01/14- 12/01/35	7.000%	608,762	699,313
09/01/25- 10/01/29	7.500%	61,788	74,892
06/01/26	8.000%	1,056	1,277
09/01/16	9.500%	310	344
Federal National Mortgage Association (b)(d)
08/01/36	2.324%	111,115	112,128
Federal National Mortgage Association (d)
11/01/42	2.500%	8,219,152	8,281,814
10/01/42- 11/01/42	3.000%	2,738,582	2,833,060
12/01/40- 12/01/41	4.000%	65,161,084	71,034,008
04/01/41- 07/01/41	4.500%	46,057,224	50,790,001
09/01/40	5.000%	5,206,548	5,621,304
08/01/37- 01/01/40	5.500%	19,814,185	21,580,455
07/01/38	6.000%	10,850,705	11,872,753
06/01/32	7.000%	11,659	13,841
10/01/15- 01/01/30	7.500%	46,419	53,815
12/01/29- 05/01/30	8.000%	212,510	249,094
08/01/17	8.500%	365	370
10/01/20- 12/01/20	10.000%	110,886	127,168
Federal National Mortgage Association (d)(e)
02/01/28	2.500%	48,250,000	49,953,828
02/01/43	3.000%	37,250,000	38,466,443
02/01/43	3.500%	24,000,000	25,308,749
Federal National Mortgage Association (d)(f)
02/01/41	4.000%	19,825,178	21,612,007
Government National Mortgage Association (b)(d)
04/20/22- 06/20/28	1.750%	228,546	239,609
07/20/21	2.000%	25,294	26,302
Government National Mortgage Association (d)
02/15/41	4.000%	16,052,559	17,476,686
06/15/39- 03/15/41	4.500%	27,814,615	30,498,327
03/20/28	6.000%	95,539	108,021

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (c) (continued)
05/15/23- 12/15/31	6.500%	$138,418	$161,582
09/15/13- 05/15/32	7.000%	352,320	417,188
04/15/26- 03/15/30	7.500%	332,901	380,836
05/15/23- 01/15/30	8.000%	194,929	223,819
01/15/17- 12/15/17	8.500%	281,015	303,943
11/15/17- 06/15/30	9.000%	193,286	208,820
11/15/17- 08/15/20	9.500%	159,542	172,138
05/15/16- 07/15/17	10.000%	11,061	11,317
06/15/13	11.500%	1,183	1,185
Government National Mortgage Association (d)(e)
02/01/43	3.500%	13,000,000	13,972,969
Vendee Mortgage Trust (b)(d)(g)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.408%	3,703,581	25,170
CMO IO Series 1998-3 Class IO
03/15/29	0.261%	4,905,662	19,783
Total Residential Mortgage-Backed Securities - Agency (Cost: $436,187,813)			$451,490,629

Residential Mortgage-Backed Securities - Non-Agency 0.4%
American Mortgage Trust Series 2093-3 Class 3A (d)(h)(i)
07/27/23	8.188%	6,388	3,873
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(d)
08/27/37	6.000%	672,985	708,848
Credit Suisse Mortgage Capital Certificates (a)(b)(d)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,402,822	1,434,851
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,473,386	1,491,862
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(d)
09/25/57	2.667%	1,371,640	1,384,247
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,951,661)			$5,023,681

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K706 Class A2 (d)
10/25/18	2.323%	$4,500,000	$4,684,407
Federal National Mortgage Association (d)
02/01/19	7.785%	1,241,324	1,363,022
06/01/19	4.770%	5,774,646	6,640,460
Total Commercial Mortgage-Backed Securities - Agency (Cost: $11,596,439)			$12,687,889

Commercial Mortgage-Backed Securities - Non-Agency 14.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-4 Class A5A (d)
07/10/45	4.933%	2,748,000	2,990,517
Bear Stearns Commercial Mortgage Securities (b)(d)
Series 2004-T14 Class A4
01/12/41	5.200%	11,590,956	12,000,082
Bear Stearns Commercial Mortgage Securities (d)
Series 2002-TOP8 Class A2
08/15/38	4.830%	111,600	111,560
Series 2003-T10 Class A2
03/13/40	4.740%	2,262,074	2,262,212
Series 2006-PW14 Class A4
12/11/38	5.201%	2,780,000	3,152,195
Series 2006-T24 Class A4
10/12/41	5.537%	4,328,000	4,937,491
Series 2007-PW18 Class A4
06/11/50	5.700%	3,690,000	4,347,912
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (d)
12/11/49	5.322%	8,830,000	10,048,714
Commercial Mortgage Asset Trust (b)(d)
Series 1999-C1 Class B
01/17/32	7.230%	2,000,000	2,062,010
Series 1999-C2 Class C
11/17/32	7.800%	3,556,000	3,671,396
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2 (d)(i)
01/10/46	1.906%	525,000	541,878
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (b)(d)
06/15/38	5.786%	12,670,000	14,292,964
DBRR Trust Series 2012-EZ1 Class A (a)(d)(i)
09/25/45	0.946%	2,422,845	2,430,769
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (d)
04/10/40	5.023%	1,625,526	1,658,356
GS Mortgage Securities Corp. II Series 2012-GCJ7 Class A2 (d)
05/10/45	2.318%	1,655,000	1,726,153

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (d)
03/10/39	5.444%	$365,000	$415,646
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(d)
Series 2003-CB6 Class A2
07/12/37	5.255%	2,959,886	2,989,801
Series 2003-CB7 Class A4
01/12/38	4.879%	3,651,425	3,737,288
Series 2006-CB15 Class ASB
06/12/43	5.790%	1,582,008	1,688,591
JPMorgan Chase Commercial Mortgage Securities Corp. (d)
Series 2006-CB16 Class A4
05/12/45	5.552%	7,600,000	8,650,449
Series 2012-C6 Class A3
05/15/45	3.507%	4,635,000	4,972,002
Series 2012-LC9 Class A5
12/15/47	2.840%	5,054,000	5,108,051
LB-UBS Commercial Mortgage Trust (b)(d)
Series 2004-C6 Class A6
08/15/29	5.020%	3,135,000	3,291,741
LB-UBS Commercial Mortgage Trust (d)
Series 2003-C3 ClassA4
05/15/32	4.166%	1,639,076	1,643,367
Series 2005-C3 Class A5
07/15/30	4.739%	4,395,000	4,719,852
Series 2007-C2 Class A3
02/15/40	5.430%	8,930,000	10,120,306
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (b)(d)(g)
12/15/30	1.016%	1,215,228	18,662
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (b)(d)
03/12/51	5.485%	3,875,000	4,418,229
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4 (d)
08/15/45	3.176%	3,000,000	3,105,782
Morgan Stanley Capital I Trust (d)
Series 2003-T11 Class A4
06/13/41	5.150%	13,050,574	13,181,680
Series 2004-T13 Class A4
09/13/45	4.660%	6,224,000	6,370,102
Morgan Stanley Capital I, Inc. (b)(d)
Series 2007-IQ15 Class A4
06/11/49	5.833%	7,500,000	8,816,872
Morgan Stanley Capital I, Inc. (d)
Series 2003-IQ6 Class A4
12/15/41	4.970%	8,311,148	8,525,119
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4 (d)
07/15/33	6.390%	19,044	19,083
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (a)(b)(d)
08/15/45	5.791%	8,371,000	9,623,795

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Nomura Asset Securities Corp. Series 1998-D6 Class A4 (b)(d)
03/15/30	7.911%	$2,118,072	$2,122,274
WF-RBS Commercial Mortgage Trust (d)
Series 2012-C6 Class A2
04/15/45	2.191%	6,818,000	7,074,447
Series 2012-C9 Class A3
11/15/45	2.870%	10,000,000	10,068,080
WF-RBS Commercial Mortgage Trust (d)(e)
Series 2013-C11 Class A2
03/15/45	2.029%	1,530,000	1,576,139
Wachovia Bank Commercial Mortgage Trust (b)(d)
Series 2004-C12 Class A3
07/15/41	5.230%	1,507,712	1,505,769
Series 2006-C27 Class A3
07/15/45	5.765%	4,500,000	5,052,919

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $189,286,345)			$195,050,255

Asset-Backed Securities - Non-Agency 2.7%
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	1,120,000	1,113,419
BMW Vehicle Lease Trust Series 2013-1 Class A3
09/21/15	0.540%	2,525,000	2,524,957
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	2,390,000	2,396,155
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	1,391,530	1,395,851
Series 2011-B Class A3
08/15/16	0.910%	995,000	999,285
Capital Auto Receivables Asset Trust Series 2013-1 Class A2
07/20/16	0.620%	3,200,000	3,200,200
Citigroup Mortgage Loan Trust, Inc.
Series 2005-WF2 Class MF1
08/25/35	5.517%	2,800,000	131,768
Citigroup Mortgage Loan Trust, Inc. (j)
Series 2005-WF2 Class MF2
08/25/35	5.666%	34,754	—
Conseco Financial Corp. Series 1996-5 Class A7 (b)
07/15/27	8.250%	98,021	99,586
Equity One ABS, Inc. Series 2004-3 Class AV2 (b)
07/25/34	0.544%	356,083	279,341
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	1,900,000	1,899,799

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Honda Auto Receivables Owner Trust Series 2013-1 Class A3
11/21/16	0.480%	$4,600,000	$4,600,416
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3 (a)
08/15/14	1.070%	4,000,000	4,012,457
Nissan Auto Lease Trust Series 2011-B Class A3
02/16/15	0.920%	3,000,000	3,010,691
Porsche Innovative Lease Owner Trust Series 2011-1 Class A3 (a)
09/22/14	1.090%	2,500,000	2,508,974
SMART Trust
Series 2013-1US Class A3A
09/14/16	0.840%	1,738,000	1,738,191
SMART Trust (a)
Series 2012-1USA Class A4A
12/14/17	2.010%	1,725,000	1,773,344
Volkswagen Auto Lease Trust Series 2011-A Class A3
10/20/14	1.200%	4,500,000	4,521,843
Total Asset-Backed Securities - Non-Agency (Cost: $38,862,752)			$36,206,277

U.S. Treasury Obligations 12.7%
U.S. Treasury
11/15/15	0.375%	32,902,000	32,899,434
08/31/16	1.000%	16,228,000	16,489,174
09/30/19	1.000%	2,780,000	2,727,008
11/15/22	1.625%	21,275,600	20,597,440
08/15/42	2.750%	20,720,500	19,082,296
U.S. Treasury (e)
01/31/15	0.250%	20,740,000	20,733,529
01/31/18	0.875%	14,275,000	14,270,546
U.S. Treasury (k)
STRIPS
02/15/22	0.000%	37,154,000	31,169,605
02/15/40	0.000%	25,426,000	10,453,264
11/15/41	0.000%	5,013,000	1,901,095
Total U.S. Treasury Obligations (Cost: $166,458,445)			$170,323,391

U.S. Government & Agency Obligations 3.4%
Residual Funding Corp. (k)
STRIPS
07/15/20	0.000%	2,114,000	1,841,700
10/15/20	0.000%	14,620,000	12,607,221
01/15/21	0.000%	26,765,000	22,838,574
01/15/30	0.000%	14,000,000	8,092,616

Total U.S. Government & Agency Obligations (Cost: $36,536,779)			$45,380,111

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 1.1%
CANADA 0.5%
Hydro-Quebec
12/01/29	8.500%	$900,000	$1,416,866
Province of Quebec Senior Unsecured
05/14/18	4.625%	4,585,000	5,338,316
Total			6,755,182
MEXICO 0.2%
Pemex Project Funding Master Trust
03/01/18	5.750%	2,650,000	3,054,125
QATAR 0.4%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	2,750,000	3,396,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (a)
09/30/16	5.832%	1,053,632	1,148,459
Total			4,544,709
Total Foreign Government Obligations (Cost: $11,695,730)			$14,354,016

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.7%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	865,000	1,150,364
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	2,745,000	3,320,791
06/01/40	5.731%	2,985,000	3,827,248
JobsOhio Beverage System (e)
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	1,405,000	1,427,817
Series 2013-B
01/01/35	4.532%	775,000	787,113
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	2,980,000	3,117,319

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	$2,485,000	$2,911,401
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	901,641
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,720,000	2,483,921
Unlimited General Obligation Taxable Bonds
Various Purpose
Series 2009-3
04/01/14	5.250%	260,000	274,284
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	715,000	843,414
State of Illinois Unlimited General Obligation Bonds Series 2011
03/01/16	4.961%	2,080,000	2,273,045
Total Municipal Bonds (Cost: $20,046,353)			$23,318,358

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.2%
Banking 1.0%
Citigroup Capital XIII (b)
10/30/40	7.875%	125,190	$3,487,793
PNC Financial Services Group, Inc. (b)
12/31/49	6.125%	207,050	5,602,773
U.S. Bancorp (b)
12/31/49	6.500%	175,000	5,026,000
Total			14,116,566
Property & Casualty 0.2%
Allstate Corp. (The) (b)
01/15/53	5.100%	100,000	2,553,000
Total Preferred Debt (Cost: $15,696,251)			$16,669,566

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.		39	$993
TOTAL FINANCIALS			993
Total Common Stocks (Cost: $—)			$993

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills 9.6%
Treasury 9.6%
U.S. Treasury Bills (k)
02/28/13	0.000%	128,705,000	$128,704,522

Treasury Bills (continued)
Total Treasury Bills (Cost: $128,697,927)		$128,704,522

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.132% (l)(m)	30,218,546	$30,218,546
Total Money Market Funds (Cost: $30,218,546)		$30,218,546
Total Investments
(Cost: $1,391,507,316) (n)		$1,461,395,393(o)
Other Assets & Liabilities, Net		(124,194,193)
Net Assets		$1,337,201,200

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(198)	(28,406,813)	March 2013	1,198,412	—
U.S. Treasury Note, 2-year	(375)	(82,658,205)	March 2013	—	(1,980)
U.S. Treasury Note, 5-year	(373)	(46,152,924)	March 2013	236,100	—
U.S. Treasury Note, 10-year	(282)	(37,021,313)	March 2013	505,335	—
U.S. Treasury Ultra Bond, 30-year	(58)	(9,078,812)	March 2013	484,948	—
Total				2,424,795	(1,980)

Credit Default Swap Contracts Outstanding at January 31, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Barclays Bank, PLC	June 20, 2017	1.000	2,475,000	23,584	(163,703)	(2,956)	—	(143,075)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	500,000	4,764	(30,319)	(597)	—	(26,152)
Goldman Sachs International	Bank of America Corp.	December 20, 2017	1.000	5,000,000	26,061	(118,970)	(5,972)	—	(98,881)
Citibank	CDX North America Investment Grade 19	December 20, 2017	1.000	11,650,000	(57,126)	60,847	(13,915)	—	(10,194)
JPMorgan	CDX North America Investment Grade 19	December 20, 2017	1.000	27,155,000	(133,155)	128,226	(32,435)	—	(37,364)
Total								—	(315,666)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $56,350,022 or 4.21% of net assets.

(b)	Variable rate security.
(c)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at January 31, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
02/01/43 4.000%	5,000,000	02/12/13	5,340,820	5,314,063
02/01/43 4.500%	7,500,000	02/12/13	8,080,664	8,048,438

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

At January 31, 2013, investments in securities included securities valued at $1,762,642 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $3,873, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	10-22-10-10-12-11	4,010

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $2,976,520, which represents 0.22% of net assets.

(j)	Negligible market value.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,416,654	559,573,566	(536,771,674)	30,218,546	26,971	30,218,546

(n)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $1,391,507,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$79,938,000
Unrealized Depreciation	(10,050,000)
Net Unrealized Appreciation	$69,888,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	-	331,967,159	-	331,967,159
Residential Mortgage-Backed Securities - Agency	-	451,490,629	-	451,490,629
Residential Mortgage-Backed Securities - Non-Agency	-	5,019,808	3,873	5,023,681
Commercial Mortgage-Backed Securities - Agency	-	12,687,889	-	12,687,889
Commercial Mortgage-Backed Securities - Non-Agency	-	190,501,469	4,548,786	195,050,255
Asset-Backed Securities - Non-Agency	-	36,206,277	-	36,206,277
U.S. Treasury Obligations	126,799,426	43,523,965	-	170,323,391
U.S. Government & Agency Obligations	-	45,380,111	-	45,380,111
Foreign Government Obligations	-	14,354,016	-	14,354,016
Municipal Bonds	-	23,318,358	-	23,318,358
Preferred Debt	16,669,566	-	-	16,669,566
Total Bonds	143,468,992	1,154,449,681	4,552,659	1,302,471,332
Equity Securities
Common Stocks
Financials	993	-	-	993
Total Equity Securities	993	-	-	993
Short-Term Securities
Treasury Bills	128,704,522	-	-	128,704,522
Total Short-Term Securities	128,704,522	-	-	128,704,522
Other
Money Market Funds	30,218,546	-	-	30,218,546
Total Other	30,218,546	-	-	30,218,546
Investments in Securities	302,393,053	1,154,449,681	4,552,659	1,461,395,393
Forward Sale Commitments Liability	-	(13,362,500)	-	(13,362,500)
Derivatives
Assets
Futures Contracts	2,424,795	-	-	2,424,795
Liabilities
Futures Contracts	(1,980)	-	-	(1,980)
Swap Contracts	-	(315,666)	-	(315,666)
Total	304,815,868	1,140,771,515	4,552,659	1,450,140,042

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential	Commercial
	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities -
	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of April 30, 2012	2,022,584	-	2,022,584
Accrued discounts/premiums	1,382	(58)	1,324
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)(a)	(23)	6,560	6,537
Sales	(3,455)	(28,155)	(31,610)
Purchases	-	4,570,439	4,570,439
Transfers into Level 3	(2,016,615)	-	(2,016,615)
Transfers out of Level 3	-	-	-
Balance as of January 31, 2013	3,873	4,548,786	4,552,659

(a)Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2013 was $6,537 which consists of Residential Mortgage-Backed Securities-Non-Agency of $(23) and Commercial Mortgage Backed Securities-Non-Agency of $6,560.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decrease) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Other residential mortgage backed securities classified as Level 3 securities are values using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed  yield on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change In observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.6%
Aerospace & Defense 4.1%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$935,000	$956,037
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	897,000	946,335
Bombardier, Inc. (a)
Senior Notes
01/15/16	4.250%	384,000	395,520
01/15/23	6.125%	753,000	762,412
Senior Unsecured
05/01/14	6.300%	105,000	109,463
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	1,140,000	1,249,725
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,865,000	2,046,837
L-3 Communications Corp.
02/15/21	4.950%	9,200,000	10,252,526
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	19,340,000	20,095,885
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	11,374,000	12,045,384
Oshkosh Corp.
03/01/17	8.250%	149,000	163,528
03/01/20	8.500%	684,000	769,500
Raytheon Co. Senior Unsecured
12/15/22	2.500%	9,703,000	9,449,344
TransDigm, Inc. (a)
10/15/20	5.500%	325,000	338,813
Total			59,581,309
Airlines —%
Continental Airlines Pass-Through Trust Series 1997-1 Class A
04/01/15	7.461%	510,879	532,591
Automotive 0.4%
Allison Transmission, Inc. (a)
05/15/19	7.125%	578,000	625,685
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	847,000	927,465
06/15/21	8.250%	11,000	12,210
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	65,000	69,712
02/15/21	6.750%	316,000	343,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Delphi Corp.
05/15/19	5.875%	$301,000	$322,070
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	584,000	595,680
Lear Corp.
03/15/18	7.875%	347,000	374,760
03/15/20	8.125%	342,000	381,330
Lear Corp. (a)
01/15/23	4.750%	181,000	180,095
Schaeffler Finance BV Senior Secured (a)
02/15/19	8.500%	416,000	472,160
Visteon Corp.
04/15/19	6.750%	1,415,000	1,514,050
Total			5,818,867
Banking 5.0%
Ally Financial, Inc.
02/15/17	5.500%	633,000	680,524
03/15/20	8.000%	1,398,000	1,714,297
09/15/20	7.500%	573,000	689,032
Bank of America Corp.
Senior Unsecured
05/13/21	5.000%	5,280,000	5,906,662
01/11/23	3.300%	5,250,000	5,177,634
Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	11,460,000	12,549,744
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/22/23	3.625%	16,290,000	16,209,026
JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%	5,510,000	5,475,045
Morgan Stanley Senior Unsecured
07/28/21	5.500%	20,490,000	23,066,167
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	912,000	1,032,840
Washington Mutual Bank Subordinated Notes (b)(c)(d)
01/15/15	5.125%	6,350,000	9,525
Total			72,510,496
Brokerage 0.1%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	606,000	628,725
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	156,000	157,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
10/15/20	9.500%	$850,000	$875,500
Total			1,662,175
Building Materials 0.2%
Gibraltar Industries, Inc.
12/01/15	8.000%	480,000	488,400
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	181,000	188,014
HD Supply, Inc. (a)
01/15/21	10.500%	489,000	500,002
Secured
04/15/20	11.000%	315,000	375,638
HD Supply, Inc. (a)(e)
Senior Unsecured
07/15/20	7.500%	635,000	627,062
Interface, Inc.
12/01/18	7.625%	461,000	500,185
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	399,000	413,962
Nortek, Inc.
12/01/18	10.000%	45,000	51,075
04/15/21	8.500%	267,000	302,378
Total			3,446,716
Chemicals 1.2%
Ashland, Inc. (a)
08/15/22	4.750%	356,000	365,790
Celanese U.S. Holdings LLC
06/15/21	5.875%	578,000	648,805
11/15/22	4.625%	213,000	219,923
Dow Chemical Co. (The) Senior Unsecured
11/15/20	4.250%	3,632,000	3,975,057
Dupont Performance Coatings, Inc. (a)(e)
05/01/21	7.375%	730,000	751,918
Eagle Spinco, Inc. (a)
02/15/21	4.625%	371,000	373,319
Huntsman International LLC
11/15/20	4.875%	264,000	266,640
03/15/21	8.625%	73,000	83,585
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	520,000	581,750
Koppers, Inc.
12/01/19	7.875%	96,000	105,720
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	809,000	950,575
04/15/24	5.750%	2,661,000	3,080,107
MacDermid, Inc. (a)
04/15/17	9.500%	937,000	976,823

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Momentive Performance Materials, Inc. Senior Secured
10/15/20	8.875%	$827,000	$851,810
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	360,000	392,400
11/01/19	8.625%	353,000	402,420
PQ Corp. Secured (a)
05/01/18	8.750%	1,819,000	1,896,307
Polypore International, Inc.
11/15/17	7.500%	716,000	778,650
Total			16,701,599
Construction Machinery 0.4%
CNH Capital LLC
11/01/16	6.250%	731,000	805,927
Case New Holland, Inc.
12/01/17	7.875%	985,000	1,164,762
Columbus McKinnon Corp.
02/01/19	7.875%	559,000	599,528
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	88,000	96,140
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	408,000	425,850
United Rentals North America, Inc.
12/15/19	9.250%	501,000	572,393
05/15/20	7.375%	467,000	513,700
04/15/22	7.625%	713,000	794,995
Secured
07/15/18	5.750%	109,000	117,175
Senior Unsecured
02/01/21	8.250%	120,000	136,500
Total			5,226,970
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	680,000	754,800
Monitronics International, Inc.
04/01/20	9.125%	340,000	356,150
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	2,149,000	2,106,020
Senior Unsecured
12/01/20	8.750%	597,000	585,060
Total			3,802,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 0.6%
Alphabet Holding Co., Inc. Senior Unsecured PIK (a)
11/01/17	7.750%	$317,000	$327,302
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	5,185,000	5,229,270
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	251,000	270,139
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	809,000	829,225
Spectrum Brands Escrow Corp. (a)
Senior Unsecured
11/15/20	6.375%	525,000	558,469
11/15/22	6.625%	268,000	289,440
Spectrum Brands, Inc. (a)
03/15/20	6.750%	790,000	853,200
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	90,000	95,625
Total			8,452,670
Diversified Manufacturing 0.6%
Actuant Corp.
06/15/22	5.625%	326,000	335,780
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	375,000	401,250
Apex Tool Group LLC (a)(e)
02/01/21	7.000%	177,000	181,425
General Electric Co. Senior Unsecured
10/09/42	4.125%	6,760,000	6,680,901
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	570,000	597,075
Tomkins LLC/Inc. Secured
10/01/18	9.000%	291,000	324,829
Unifrax I LLC/Holding Co. (a)(e)
02/15/19	7.500%	223,000	223,000
Total			8,744,260
Electric 12.5%
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	6,795,000	7,715,260
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	3,961,000	4,634,465
CMS Energy Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
09/30/15	4.250%	$995,000	$1,059,675
12/15/15	6.875%	10,205,000	11,520,537
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	762,000	824,865
Carolina Power & Light Co. 1st Mortgage
05/15/42	4.100%	400,000	401,067
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	2,380,000	2,582,840
06/01/16	6.350%	14,800,000	17,220,022
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	1,257,000	1,490,841
Duke Energy Corp.
Senior Unsecured
09/15/19	5.050%	9,750,000	11,345,197
09/15/21	3.550%	13,630,000	14,263,441
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	3,651,000	4,385,913
Florida Power & Light Co. 1st Mortgage
12/15/42	3.800%	2,925,000	2,866,494
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	171,000	203,063
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,659,926
03/15/37	6.050%	6,615,000	7,879,748
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	330,000	367,950
Nevada Power Co.
05/15/18	6.500%	5,730,000	7,108,655
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	4,000,000	4,528,228
12/01/41	4.550%	1,625,000	1,634,285
06/01/42	5.300%	4,320,000	4,830,857
PacifiCorp 1st Mortgage
01/15/19	5.500%	3,035,000	3,646,000
Pacific Gas & Electric Co. Senior Unsecured
04/15/42	4.450%	1,960,000	2,054,096
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	955,000	1,096,935
04/01/22	3.150%	9,780,000	9,791,345

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Public Service Co. of Colorado 1st Refunding Mortgage
09/15/42	3.600%	$4,585,000	$4,310,748
Sierra Pacific Power Co.
05/15/16	6.000%	6,002,000	6,909,640
Tampa Electric Co.
Senior Unsecured
05/15/21	5.400%	7,741,000	9,387,333
06/15/42	4.100%	850,000	859,567
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	9,865,000	12,063,149
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	12,415,000	13,149,316
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	8,775,000	10,156,308
Total			181,947,766
Entertainment 0.7%
AMC Entertainment, Inc.
06/01/19	8.750%	606,000	669,630
12/01/20	9.750%	51,000	59,415
Cinemark USA, Inc. (a)
12/15/22	5.125%	264,000	267,300
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	171,000	169,290
Six Flags, Inc. (b)(c)(f)
06/01/14	9.625%	259,000	—
Time Warner, Inc.
03/29/41	6.250%	7,695,000	9,226,343
Total			10,391,978
Environmental 1.4%
Clean Harbors, Inc.
08/01/20	5.250%	607,000	634,315
Clean Harbors, Inc. (a)
06/01/21	5.125%	436,000	455,620
Waste Management, Inc.
06/30/20	4.750%	13,785,000	15,605,116
09/15/22	2.900%	3,615,000	3,533,135
Total			20,228,186
Food and Beverage 9.2%
Beam, Inc. Senior Unsecured
05/15/22	3.250%	11,190,000	11,369,801
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	4,925,000	5,712,887
09/15/22	3.250%	10,915,000	10,883,477

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Cott Beverages, Inc.
11/15/17	8.375%	$105,000	$113,663
09/01/18	8.125%	337,000	371,543
Diageo Capital PLC
07/15/20	4.828%	6,700,000	7,770,693
General Mills, Inc.
Senior Unsecured
02/15/19	5.650%	7,357,000	8,873,771
12/15/21	3.150%	5,275,000	5,483,072
Heineken NV Senior Unsecured (a)
04/01/22	3.400%	12,760,000	13,088,379
Kellogg Co. Senior Unsecured
12/15/20	4.000%	16,540,000	18,343,919
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	10,510,000	12,830,934
02/10/20	5.375%	1,767,000	2,091,338
06/04/42	5.000%	2,145,000	2,328,170
Molson Coors Brewing Co.
05/01/22	3.500%	15,113,000	15,601,059
Mondelez International, Inc. Senior Unsecured
08/11/17	6.500%	1,735,000	2,098,896
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	142,000	143,420
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	8,503,000	9,030,815
SABMiller PLC Senior Unsecured (a)
07/15/18	6.500%	6,165,000	7,566,204
Total			133,702,041
Gaming 0.4%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	568,000	570,840
MGM Resorts International
03/01/18	11.375%	573,000	713,385
12/15/21	6.625%	283,000	291,490
MGM Resorts International (a)
10/01/20	6.750%	121,000	127,050
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	711,000	819,428
Seminole Indian Tribe of Florida (a)
Senior Secured
10/01/20	6.535%	251,000	273,751
Senior Unsecured
10/01/20	7.804%	430,000	433,337

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seneca Gaming Corp. (a)
12/01/18	8.250%	$633,000	$672,563
Studio City Finance Ltd. (a)
12/01/20	8.500%	1,257,000	1,374,529
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	203,000	180,670
Total			5,457,043
Gas Pipelines 10.1%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	932,000	927,340
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	7,966,000	9,499,224
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	6,980,000	8,094,566
El Paso LLC
09/15/20	6.500%	2,084,000	2,326,265
01/15/32	7.750%	348,000	409,172
Enterprise Products Operating LLC
03/01/15	5.000%	1,800,000	1,940,719
02/01/41	5.950%	3,520,000	4,053,657
02/15/42	5.700%	2,455,000	2,759,918
Gulfstream Natural Gas System LLC Senior Unsecured (a)
06/01/16	6.950%	5,045,000	5,922,976
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,534,000	1,660,555
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	10,812,000	13,427,963
09/15/20	5.300%	8,000,000	9,205,328
09/01/22	3.950%	208,000	216,992
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	496,000	538,160
02/15/23	5.500%	753,000	794,415
07/15/23	4.500%	196,000	195,020
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	9,295,000	9,713,675
NiSource Finance Corp.
09/15/20	5.450%	11,530,000	13,460,456
Northwest Pipeline GP
Senior Unsecured
04/15/17	5.950%	8,479,000	9,793,641
06/15/18	6.050%	1,985,000	2,390,363
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
06/01/22	3.650%	3,500,000	3,663,905

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Regency Energy Partners LP/Corp.
04/15/23	5.500%	$787,000	$834,220
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	812,000	887,110
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	12,795,000	12,795,000
Sabine Pass Liquefaction LLC Senior Secured (a)(e)
02/01/21	5.625%	657,000	659,464
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	16,345,000	19,043,314
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	65,000	65,975
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	375,000	380,625
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	9,158,000	10,566,601
08/01/42	4.450%	263,000	262,398
Total			146,489,017
Health Care 3.4%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	69,895	73,564
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	875,000	925,312
Amsurg Corp. (a)
11/30/20	5.625%	276,000	288,420
Biomet, Inc. (a)
08/01/20	6.500%	562,000	590,100
CHS/Community Health Systems, Inc.
11/15/19	8.000%	881,000	966,897
07/15/20	7.125%	116,000	125,280
Senior Secured
08/15/18	5.125%	825,000	868,312
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	8,695,000	9,732,574
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	1,022,000	1,134,420
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	630,000	661,500
Emdeon, Inc.
12/31/19	11.000%	525,000	605,062

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Express Scripts Holding Co.
05/15/16	3.125%	$6,000,000	$6,329,586
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	192,000	207,840
01/31/22	5.875%	363,000	396,578
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	716,000	805,500
HCA Holdings, Inc.
Senior Unsecured
02/15/21	6.250%	1,676,000	1,763,990
05/15/21	7.750%	555,000	607,725
HCA, Inc.
02/15/22	7.500%	291,000	336,105
05/01/23	5.875%	161,000	167,843
Senior Secured
02/15/20	6.500%	1,171,000	1,302,737
Hanger, Inc.
11/15/18	7.125%	662,000	711,650
Health Management Associates, Inc.
01/15/20	7.375%	421,000	462,574
HealthSouth Corp.
02/15/20	8.125%	150,000	164,625
Hologic, Inc. (a)
08/01/20	6.250%	133,000	142,975
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	8,065,000	8,962,584
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	1,354,000	1,374,310
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	352,000	366,960
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)
11/01/18	10.500%	339,000	362,730
McKesson Corp. Senior Unsecured
12/15/22	2.700%	2,100,000	2,057,950
Multiplan, Inc. (a)
09/01/18	9.875%	1,164,000	1,294,950
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	505,000	565,600
Physiotherapy Associates Holdings, Inc. Senior Unsecured (a)
05/01/19	11.875%	350,000	333,375
Radnet Management, Inc.
04/01/18	10.375%	220,000	227,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	$245,000	$245,613
STHI Holding Corp. Secured (a)
03/15/18	8.000%	243,000	263,048
Tenet Healthcare Corp.
Senior Unsecured
02/01/20	6.750%	277,000	289,465
Tenet Healthcare Corp. (a)
Senior Secured
06/01/20	4.750%	638,000	641,987
Tenet Healthcare Corp. (a)(e)
Senior Secured
04/01/21	4.500%	93,000	91,489
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	334,000	363,225
United Surgical Partners International, Inc.
04/01/20	9.000%	362,000	406,345
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	218,000	233,805
VWR Funding, Inc. (a)
09/15/17	7.250%	49,000	52,063
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	640,000	678,400
02/01/19	7.750%	911,000	962,244
Total			49,144,462
Healthcare Insurance 1.7%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	10,425,000	10,088,919
WellPoint, Inc.
Senior Unsecured
08/15/20	4.350%	8,404,000	9,213,838
05/15/42	4.625%	5,730,000	5,676,052
Total			24,978,809
Home Construction 0.2%
Beazer Homes USA, Inc.
05/15/19	9.125%	249,000	267,675
Beazer Homes USA, Inc. (a)(e)
02/01/23	7.250%	238,000	239,785
KB Home
03/15/20	8.000%	248,000	287,370
09/15/22	7.500%	219,000	244,733
Meritage Homes Corp.
04/01/22	7.000%	248,000	273,420
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	438,000	490,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	$183,000	$196,725
04/15/20	7.750%	534,000	574,050
Total			2,574,318
Independent Energy 7.7%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	17,510,000	20,082,867
Antero Resources Finance Corp.
12/01/17	9.375%	35,000	38,150
08/01/19	7.250%	120,000	130,200
Apache Corp. Senior Unsecured
01/15/44	4.250%	7,695,000	7,357,105
Canadian Oil Sands Ltd. Senior Unsecured (a)
04/01/42	6.000%	4,170,000	4,740,214
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	839,000	904,022
Chesapeake Energy Corp.
08/15/20	6.625%	1,458,000	1,600,155
11/15/20	6.875%	480,000	528,000
02/15/21	6.125%	984,000	1,052,880
Comstock Resources, Inc.
06/15/20	9.500%	786,000	848,880
Concho Resources, Inc.
10/01/17	8.625%	359,000	387,720
01/15/21	7.000%	1,594,000	1,761,370
01/15/22	6.500%	174,000	189,660
04/01/23	5.500%	88,000	92,840
Continental Resources, Inc.
10/01/19	8.250%	240,000	269,700
10/01/20	7.375%	382,000	431,660
04/01/21	7.125%	457,000	517,552
09/15/22	5.000%	4,321,000	4,601,865
Devon Energy Corp. Senior Unsecured
07/15/41	5.600%	8,018,000	8,980,393
EP Energy Holdings LLC/Bond Co., Inc. PIK Senior Unsecured (a)
12/15/17	8.125%	373,000	376,730
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	111,000	119,325
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	1,189,000	1,337,625
EnCana Corp. Senior Unsecured
11/15/41	5.150%	6,865,000	7,027,048
Halcon Resources Corp. (a)
05/15/21	8.875%	802,000	856,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Hess Corp. Senior Unsecured
02/15/41	5.600%	$2,365,000	$2,495,112
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,903,000	2,121,845
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	336,000	338,520
Laredo Petroleum, Inc.
02/15/19	9.500%	1,289,000	1,456,570
05/01/22	7.375%	352,000	381,040
MEG Energy Corp. (a)
03/15/21	6.500%	975,000	1,023,750
01/30/23	6.375%	339,000	353,408
Marathon Oil Corp. Senior Unsecured
11/01/22	2.800%	3,405,000	3,301,440
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	4,220,000	4,567,555
Oasis Petroleum, Inc.
02/01/19	7.250%	653,000	708,505
11/01/21	6.500%	834,000	892,380
01/15/23	6.875%	860,000	935,250
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	4,170,000	4,331,475
Plains Exploration & Production Co.
11/15/20	6.500%	1,459,000	1,614,019
02/15/23	6.875%	626,000	715,987
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	727,000	776,072
05/01/23	5.250%	890,000	934,500
Range Resources Corp.
05/15/19	8.000%	105,000	116,550
06/01/21	5.750%	705,000	754,350
08/15/22	5.000%	128,000	134,400
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	294,000	313,110
01/01/23	6.500%	286,000	304,590
Sandridge Energy, Inc.
10/15/22	8.125%	35,000	37,888
02/15/23	7.500%	156,000	164,970
Whiting Petroleum Corp.
10/01/18	6.500%	35,000	37,538
Woodside Finance Ltd. (a)
11/15/13	5.000%	13,555,000	13,957,055
05/10/21	4.600%	4,295,000	4,733,335
Total			111,733,310
Integrated Energy 0.3%
Cenovus Energy, Inc. Senior Unsecured
09/15/42	4.450%	4,915,000	4,871,537

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 2.4%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	$11,000,000	$12,426,700
MetLife, Inc.
Senior Unsecured
02/08/21	4.750%	5,050,000	5,738,492
12/15/22	3.048%	4,980,000	4,934,956
Principal Financial Group, Inc.
11/15/17	1.850%	2,020,000	2,031,791
Prudential Covered Trust Secured (a)
09/30/15	2.997%	2,821,500	2,918,670
Prudential Financial, Inc. Senior Unsecured
05/12/41	5.625%	6,305,000	7,058,302
Total			35,108,911
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	271,000	300,810
Wyndham Worldwide Corp. Senior Unsecured
03/01/20	7.375%	395,000	482,254
Total			783,064
Media Cable 2.7%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	162,000	175,163
01/31/22	6.625%	1,047,000	1,141,230
09/30/22	5.250%	887,000	878,130
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	425,000	511,063
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	496,000	558,000
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	290,000	327,700
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	595,000	623,262
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	7,950,000	8,019,976
08/15/40	6.000%	2,000,000	2,130,894
DISH DBS Corp.
09/01/19	7.875%	840,000	993,300
06/01/21	6.750%	965,000	1,080,800
07/15/22	5.875%	403,000	428,188
Quebecor Media, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Senior Unsecured
03/15/16	7.750%	$344,000	$350,020
Quebecor Media, Inc. (a)
Senior Unsecured
01/15/23	5.750%	879,000	920,752
Time Warner Cable, Inc.
07/01/18	6.750%	2,703,000	3,347,968
02/01/20	5.000%	14,025,000	16,023,848
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	662,000	690,135
Videotron Ltd.
07/15/22	5.000%	286,000	298,870
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	19,000	19,855
Total			38,519,154
Media Non-Cable 6.3%
AMC Networks, Inc.
07/15/21	7.750%	433,000	494,703
12/15/22	4.750%	935,000	935,000
BSKYB Finance UK PLC (a)
10/15/15	5.625%	2,050,000	2,292,084
British Sky Broadcasting Group PLC (a)
02/15/18	6.100%	5,045,000	5,999,892
11/26/22	3.125%	9,485,000	9,295,879
Clear Channel Communications, Inc.
08/01/16	10.750%	356,000	275,900
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	959,000	1,002,155
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	455,000	480,025
11/15/22	6.500%	1,231,000	1,311,015
DigitalGlobe, Inc. (a)
02/01/21	5.250%	283,000	282,293
Getty Images, Inc. Senior Notes (a)
10/15/20	7.000%	898,000	931,675
Hughes Satellite Systems Corp.
06/15/21	7.625%	720,000	824,400
Senior Secured
06/15/19	6.500%	281,000	310,505
Intelsat Jackson Holdings SA
04/01/19	7.250%	355,000	380,738
Intelsat Jackson Holdings SA (a)
Senior Unsecured
10/15/20	7.250%	1,504,000	1,609,280
Intelsat Luxembourg SA PIK
02/04/17	11.500%	710,000	752,600
NBCUniversal Media LLC
Senior Unsecured
04/01/21	4.375%	7,915,000	8,717,961

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
01/15/43	4.450%	$10,485,000	$10,075,550
National CineMedia LLC
Senior Secured
04/15/22	6.000%	547,000	583,922
Senior Unsecured
07/15/21	7.875%	511,000	567,210
News America, Inc.
09/15/22	3.000%	18,260,000	18,101,357
Nielsen Finance LLC/Co.
10/15/18	7.750%	787,000	876,521
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	1,395,000	1,370,587
Reed Elsevier Capital, Inc. (a)
10/15/22	3.125%	5,021,000	4,853,141
Salem Communications Corp. Secured
12/15/16	9.625%	596,000	655,600
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	4,505,000	4,742,765
Starz LLC/Finance Corp. (a)
09/15/19	5.000%	276,000	285,660
TCM Sub LLC (a)
01/15/15	3.550%	10,270,000	10,757,530
Univision Communications, Inc. (a)
05/15/21	8.500%	871,000	923,260
Senior Secured
11/01/20	7.875%	870,000	948,300
09/15/22	6.750%	511,000	533,995
Total			91,171,503
Metals 0.6%
Alpha Natural Resources, Inc.
04/15/18	9.750%	952,000	1,037,680
06/01/19	6.000%	321,000	290,505
Arch Coal, Inc.
06/15/21	7.250%	367,000	328,465
Arch Coal, Inc. (a)
06/15/19	9.875%	690,000	715,875
Calcipar SA Senior Secured (a)
05/01/18	6.875%	819,000	859,950
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	1,565,000	1,694,112
Inmet Mining Corp. (a)
06/01/20	8.750%	1,063,000	1,179,930
06/01/21	7.500%	369,000	396,675
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	571,000	608,115
Peabody Energy Corp.
11/15/18	6.000%	617,000	646,308
11/15/21	6.250%	213,000	222,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	$521,000	$541,840
Total			8,522,040
Non-Captive Consumer 0.1%
SLM Corp. Senior Notes
01/25/16	6.250%	233,000	256,372
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	1,033,000	983,932
Total			1,240,304
Non-Captive Diversified 2.8%
Air Lease Corp. (e)
03/01/20	4.750%	1,131,000	1,119,690
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	408,000	422,280
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	305,000	341,600
Senior Unsecured
02/15/19	5.500%	1,688,000	1,806,160
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	30,430,000	33,841,842
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	595,000	712,513
05/15/19	6.250%	907,000	1,002,235
12/15/20	8.250%	915,000	1,120,875
Total			40,367,195
Oil Field Services 0.8%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,581,000	1,719,337
Green Field Energy Services, Inc. (a)
Senior Secured
11/15/16	13.250%	682,000	682,000
11/15/16	13.250%	17,000	17,000
Noble Holding International Ltd.
03/15/22	3.950%	4,100,000	4,231,434
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	933,000	1,012,305
Oil States International, Inc.
06/01/19	6.500%	414,000	441,945
Oil States International, Inc. (a)
01/15/23	5.125%	453,000	458,663
Weatherford International Ltd.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
03/15/38	7.000%	$1,520,000	$1,708,515
04/15/42	5.950%	1,995,000	2,038,088
Total			12,309,287
Other Financial Institutions –%
FTI Consulting, Inc. (a)
11/15/22	6.000%	310,000	326,275
Other Industry 0.1%
Interline Brands, Inc.
11/15/18	7.500%	874,000	948,290
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	377,000	402,448
Total			1,350,738
Packaging 0.4%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (a)
Senior Secured
11/15/22	4.875%	211,000	210,473
Senior Unsecured
11/15/20	7.000%	382,000	384,865
Berry Plastics Corp. Secured
01/15/21	9.750%	528,000	619,080
Crown Americas LLC/Capital Corp. II
05/15/17	7.625%	220,000	232,802
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	648,000	662,580
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,000	1,055
08/15/19	9.875%	499,000	545,157
02/15/21	8.250%	799,000	836,952
Senior Secured
04/15/19	7.125%	316,000	338,515
08/15/19	7.875%	281,000	309,100
02/15/21	6.875%	746,000	800,085
Sealed Air Corp. (a)
12/01/20	6.500%	198,000	218,790
09/15/21	8.375%	246,000	282,285
Total			5,441,739
Pharmaceuticals 0.7%
AbbVie, Inc. (a)
11/06/18	2.000%	4,025,000	4,035,417
Actavis, Inc. Senior Unsecured
10/01/22	3.250%	4,795,000	4,785,012
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	393,000	416,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	$206,000	$233,810
VPI Escrow Corp. (a)
10/15/20	6.375%	956,000	984,680
Valeant Pharmaceuticals International Senior Notes (a)
10/15/20	6.375%	191,000	197,207
Total			10,652,706
Property & Casualty 3.1%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	9,180,000	10,018,556
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	467,000	468,168
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	4,450,000	4,353,604
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	4,500,000	4,869,121
08/15/20	5.875%	11,651,000	13,522,535
Hub International Ltd. (a)
10/15/18	8.125%	882,000	912,870
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	9,406,000	10,214,888
Total			44,359,742
Railroads 3.5%
Burlington Northern Santa Fe LLC
Senior Unsecured
06/01/41	5.400%	5,196,000	5,954,782
09/15/41	4.950%	8,400,000	9,092,227
CSX Corp.
Senior Unsecured
03/15/18	6.250%	4,355,000	5,270,639
10/30/20	3.700%	5,850,000	6,296,023
05/30/42	4.750%	6,760,000	6,960,035
Canadian Pacific Railway Co.
Senior Unsecured
05/15/18	6.500%	7,220,000	8,773,968
03/15/23	4.450%	5,009,000	5,484,865
05/15/37	5.950%	760,000	898,599
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	2,171,000	2,584,046
Total			51,315,184
Refining 1.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	3,750,000	4,577,494

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining (continued)
Phillips 66
05/01/42	5.875%	$4,725,000	$5,565,077
Valero Energy Corp.
02/01/15	4.500%	4,800,000	5,125,094
06/15/37	6.625%	1,070,000	1,265,237
Total			16,532,902
Restaurants 1.2%
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	415,000	445,088
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%	13,170,000	15,306,319
11/01/20	3.875%	1,085,000	1,157,441
Total			16,908,848
Retailers 0.4%
99 Cent Only Stores
12/15/19	11.000%	305,000	350,750
AutoNation, Inc.
02/01/20	5.500%	249,000	269,543
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	652,000	709,050
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	464,000	477,920
Limited Brands, Inc.
05/01/20	7.000%	500,000	575,000
04/01/21	6.625%	175,000	199,063
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	447,000	459,293
Rite Aid Corp.
03/15/20	9.250%	683,000	759,837
Senior Secured
08/15/20	8.000%	600,000	684,000
Senior Unsecured
02/15/27	7.700%	513,000	480,937
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	198,000	218,790
06/01/22	5.750%	505,000	534,037
Total			5,718,220
Supermarkets 0.8%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%	3,220,000	3,277,094
Safeway, Inc. Senior Unsecured
12/01/21	4.750%	8,801,000	8,936,790
Total			12,213,884

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 1.8%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	$592,000	$617,160
04/01/20	6.375%	304,000	328,320
Amkor Technology, Inc.
05/01/18	7.375%	486,000	511,515
Senior Unsecured
06/01/21	6.625%	816,000	834,360
10/01/22	6.375%	35,000	35,175
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	382,000	395,370
01/15/20	6.875%	175,000	191,188
CDW LLC/Finance Corp.
04/01/19	8.500%	1,216,000	1,346,720
Senior Secured
12/15/18	8.000%	402,000	447,225
Cardtronics, Inc.
09/01/18	8.250%	620,000	683,550
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	604,000	674,970
First Data Corp.
01/15/21	12.625%	1,174,000	1,250,310
First Data Corp. (a)
Secured
01/15/21	8.250%	1,073,000	1,105,190
Senior Secured
06/15/19	7.375%	744,000	783,060
08/15/20	8.875%	520,000	575,900
11/01/20	6.750%	826,000	848,715
First Data Corp. (a)(e)
01/15/21	11.250%	301,000	301,752
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	922,000	1,014,200
Hewlett-Packard Co. Senior Unsecured
12/09/21	4.650%	11,335,000	11,395,631
Interactive Data Corp.
08/01/18	10.250%	735,000	832,387
NXP BV/Funding LLC (a)(e)
02/15/21	5.750%	668,000	668,000
Nuance Communications, Inc. (a)
08/15/20	5.375%	1,173,000	1,208,190
Total			26,048,888
Transportation Services 1.1%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	518,000	573,685
03/15/20	9.750%	562,000	650,515
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	6,117,000	7,337,376
10/01/20	5.250%	793,000	903,444
03/15/42	5.625%	5,035,000	5,560,890

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services (continued)
Hertz Corp. (The)
10/15/18	7.500%	$880,000	$965,800
01/15/21	7.375%	244,000	270,840
Total			16,262,550
Wireless 1.3%
CC Holdings GS V LLC Senior Secured (a)
12/15/17	2.381%	980,000	981,737
Cricket Communications, Inc.
10/15/20	7.750%	776,000	805,100
Crown Castle International Corp. Senior Unsecured (a)
01/15/23	5.250%	1,005,000	1,055,250
SBA Telecommunications, Inc.
08/15/19	8.250%	582,000	647,475
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	1,136,000	1,192,800
Sprint Capital Corp.
11/15/28	6.875%	285,000	287,850
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	127,000	146,844
11/15/21	11.500%	496,000	678,280
11/15/22	6.000%	2,400,000	2,412,000
Sprint Nextel Corp. (a)
11/15/18	9.000%	1,590,000	1,963,650
03/01/20	7.000%	310,000	359,600
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	8,000,000	8,354,528
Wind Acquisition Finance SA Senior Secured (a)
02/15/18	7.250%	668,000	703,070
Total			19,588,184
Wirelines 3.8%
AT&T, Inc. Senior Unsecured (a)
06/15/45	4.350%	21,890,000	20,451,492
CyrusOne LLP./Finance Corp. (a)
11/15/22	6.375%	608,000	649,040
Embarq Corp. Senior Unsecured
06/01/36	7.995%	12,165,000	13,374,493
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	497,000	586,460
04/15/22	8.750%	577,000	667,878
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	681,000	789,960
Level 3 Communications, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Unsecured
06/01/19	8.875%	$212,000	$230,550
Level 3 Financing, Inc.
04/01/19	9.375%	1,468,000	1,658,840
07/01/19	8.125%	233,000	253,970
PAETEC Holding Corp.
12/01/18	9.875%	790,000	911,462
Verizon Communications, Inc. Senior Unsecured
11/01/21	3.500%	12,350,000	13,000,968
Windstream Corp.
10/15/20	7.750%	288,000	313,200
Windstream Corp. (a)
08/01/23	6.375%	859,000	861,148
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	544,000	632,400
Senior Secured
01/01/20	8.125%	812,000	905,380
tw telecom holdings, Inc.
10/01/22	5.375%	290,000	304,500
Total			55,591,741
Total Corporate Bonds & Notes (Cost: $1,348,633,010)			$1,388,331,209

Residential Mortgage-Backed Securities — Agency —%
Government National Mortgage Association (g)
01/15/19	10.000%	105	109

Total Residential Mortgage-Backed Securities - Agency (Cost: $106)			$109

U.S. Treasury Obligations 0.6%
U.S. Treasury
08/15/42	2.750%	8,825,000	8,127,278

Total U.S. Treasury Obligations (Cost: $8,211,732)			$8,127,278

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.0%
Automotive —%
Schaeffler AG Tranche B2 Term Loan (h)(i)
01/27/17	6.000%	254,000	256,985

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (h)(i)
02/28/19	8.250%	$502,000	$510,996
Chemicals 0.1%
Dupont Performance Coatings Tranche B Term Loan (e)(h)(i)
01/31/20	4.750%	305,000	309,331
PQ Corp. Tranche B Term Loan (h)(i)
05/08/17	5.250%	852,000	860,656
Total			1,169,987
Construction Machinery 0.1%
CPM Acquisition Corp. (h)(i)
1st Lien Term Loan
08/29/17	6.250%	761,093	764,898
2nd Lien Term Loan
03/01/18	10.250%	490,000	493,675
Total			1,258,573
Consumer Cyclical Services 0.1%
New Breed, Inc. Term Loan (h)(i)
10/01/19	6.000%	906,000	910,530
West Corp. Tranche B6 Term Loan (h)(i)
06/30/18	5.750%	740,280	748,838
Total			1,659,368
Consumer Products 0.1%
Serta Simmons Holdings LLC Term Loan (h)(i)
10/01/19	5.000%	515,000	521,149
Spectrum Brands, Inc. Term Loan (h)(i)
12/17/19	4.500%	98,000	99,278
Total			620,427
Diversified Manufacturing —%
Apex Tool Group LLC Tranche B Term Loan (e)(h)(i)
01/08/20	4.500%	121,000	122,084
Silver II Borrower SCA Term Loan (e)(h)(i)
12/31/19	5.000%	110,000	110,935
Total			233,019

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming —%
ROC Finance LLC Tranche B Term Loan (h)(i)
08/19/17	8.500%	$158,000	$162,543
Health Care 0.1%
ConvaTec, Inc. Term Loan (h)(i)
12/22/16	5.000%	112,000	113,680
U.S. Renal Care, Inc. (h)(i)
1st Lien Term Loan
07/03/19	6.250%	596,005	605,690
2nd Lien Term Loan
01/03/20	10.250%	599,000	608,734
United Surgical Partners International, Inc. Tranche B Term Loan (e)(h)(i)
04/03/19	5.059%	144,637	145,813
Total			1,473,917
Life Insurance —%
Alliant Holdings I, Inc. Term Loan (e)(h)(i)
12/20/19	5.000%	316,000	319,422
Media Cable —%
WideOpenWest Finance LLC Term Loan (h)(i)
07/17/18	6.250%	540,285	545,688
Media Non-Cable 0.1%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (h)(i)
09/16/19	7.500%	623,000	646,674
Metals 0.1%
FMG Resources August 2006 Proprietary Ltd. (e)(h)(i)
Term Loan
10/18/17	5.250%	608,416	615,833
FMG Resources August 2006 Proprietary Ltd. (h)(i)
Term Loan
10/18/17	5.250%	707,228	715,848
Total			1,331,681
Property & Casualty 0.2%
Asurion LLC 1st Lien Term Loan (h)(i)
05/24/18	5.500%	583,000	588,603

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Lonestar Intermediate Super Holdings LLC Term Loan (h)(i)
09/02/19	11.000%	$1,482,000	$1,577,707
Total			2,166,310
Technology 0.1%
Ancestry.com, Inc. Term Loan (e)(h)(i)
12/28/18	7.000%	1,094,000	1,093,223
Blue Coat Systems, Inc. Term Loan (h)(i)
02/15/18	5.750%	463,670	468,599
Freescale Semiconductor, Inc. Tranche B1 Term Loan (e)(h)(i)
12/01/16	4.460%	257,913	258,021
Total			1,819,843
Textile —%
Cole Haan LLC Term Loan (e)(h)(i)
01/07/20	5.750%	244,000	246,238
Total Senior Loans (Cost: $13,995,624)			$14,421,671

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Commercial Banks —%
Washington Funding Trust LII D Escrow (b)(c)(f)(j)	1,075	$—
WMI Holdings Corp. (j)	21,286	16,081
Total		16,081
TOTAL FINANCIALS		16,081
Total Common Stocks (Cost: $1,077,709)		$16,081

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (j)	682	$20,460
Total Warrants (Cost: $26,740)		$20,460

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.132% (k)(l)	44,009,152	$44,009,152
Total Money Market Funds (Cost: $44,009,152)		$44,009,152
Total Investments (Cost: $1,415,954,073) (m)		$1,454,925,960(n)
Other Assets & Liabilities, Net		(3,481,004)
Net Assets		$1,451,444,956

Investments in Derivatives Futures Contracts Outstanding at January 31, 2013

At January 31, 2013, $874,900 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	155	22,237,656	March 2013	—	(943,553)
U.S. Treasury Note, 5-year	(470)	(58,155,159)	April 2013	351,795	—
U.S. Treasury Note, 10-year	(800)	(105,025,000)	March 2013	1,548,800	—
U.S. Treasury Ultra Bond, 30-year	(2)	(313,063)	March 2013	18,591	—
Total				1,919,186	(943,553)

Notes to Portfolio of Investments

(a)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $268,345,270 or 18.49% of net assets.

(b)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $9,525, representing less than 0.01% of net assets.  Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Six Flags, Inc.	05-07-10	—
06/01/14 9.625%
Washington Funding Trust LII D Escrow	03-05-07	—
Washington Mutual Bank	03-10-06 - 05-14-08	5,688,448
Subordinated Notes
01/15/15 5.125%

(c)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(f)                                       Negligible market value.

(g)                                     The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)                                     Variable rate security.

(i)                                        Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)                                        Non-income producing.

(k)                                     The rate shown is the seven-day current annualized yield at January 31, 2013.

(l)                                        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	19,869,151	535,841,898	(511,701,897)	44,009,152	92,157	44,009,152

(m)                                  At January 31, 2013, the cost of securities for federal income tax purposes was approximately $1,415,954,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$53,485,000
Unrealized Depreciation	(14,513,000)
Net Unrealized Appreciation	$38,972,000

(n)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK           Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	72,500,971	9,525	72,510,496
All Other Industries	—	1,315,820,713	—	1,315,820,713
Residential Mortgage-Backed Securities - Agency	—	109	—	109
U.S. Treasury Obligations	8,127,278	—	—	8,127,278
Total Bonds	8,127,278	1,388,321,793	9,525	1,396,458,596
Equity Securities
Common Stocks
Financials	16,081	—	—	16,081
Warrants
Energy	—	20,460	—	20,460
Total Equity Securities	16,081	20,460	—	36,541
Other
Senior Loans
Gaming	—	—	162,543	162,543
Health Care	—	868,227	605,690	1,473,917
All Other Industries	—	12,785,211	—	12,785,211
Money Market Funds	44,009,152	—	—	44,009,152
Total Other	44,009,152	13,653,438	768,233	58,430,823
Investments in Securities	52,152,511	1,401,995,691	777,758	1,454,925,960
Derivatives
Assets
Futures Contracts	1,919,186	—	—	1,919,186
Liabilities
Futures Contracts	(943,553)	—	—	(943,553)
Total	53,128,144	1,401,995,691	777,758	1,455,901,593

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds
	& Notes ($)	Senior Loans ($)	Warrants ($)	Total ($)
Balance as of April 30, 2012	68,711	—	81	68,792
Accrued discounts/premiums	6	27	—	33
Realized gain (loss)	(360)	22	—	(338)
Change in unrealized appreciation (depreciation)(a)	238	4,648	—	4,886
Sales	(59,070)	(1,497)	(81)	(60,648)
Purchases	—	—	—	—
Transfers into Level 3	—	765,033	—	765,033
Transfers out of Level 3	—	—	—	—
Balance as of January 31, 2013	9,525	768,233	—	777,758

(a)Change in unrealized (depreciation) relating to securities held at January 31, 2013 was $4,886, which is comprised of Corporate Bonds & Notes of $238, and Senior Loans of $4,648.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds & Notes classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Intermediate Bond Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 42.1%
Aerospace & Defense 0.4%
ADS Tactical, Inc.
Senior Secured (b)
04/01/18	11.000%	$515,000	$526,587
B/E Aerospace, Inc.
Senior Unsecured
04/01/22	5.250%	430,000	453,650
Bombardier, Inc. (b)
Senior Notes
01/15/16	4.250%	212,000	218,360
01/15/23	6.125%	417,000	422,212
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	947,000	1,038,149
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	1,036,000	1,137,010
L-3 Communications Corp.
02/15/21	4.950%	4,920,000	5,482,873
Lockheed Martin Corp.
Senior Unsecured
09/15/21	3.350%	1,820,000	1,891,133
Oshkosh Corp.
03/01/17	8.250%	71,000	77,922
03/01/20	8.500%	315,000	354,375
TransDigm, Inc.
12/15/18	7.750%	58,000	64,453
TransDigm, Inc. (b)
10/15/20	5.500%	168,000	175,140
Total			11,841,864
Automotive 1.6%
Allison Transmission, Inc. (b)
05/15/19	7.125%	476,000	515,270
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	467,000	511,365
Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	167,000	181,613
Delphi Corp.
05/15/19	5.875%	178,000	190,460
Ford Motor Co.
Senior Unsecured
07/16/31	7.450%	9,599,000	12,238,725
11/01/46	7.400%	3,280,000	4,182,000
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/16	4.207%	2,785,000	2,964,070
06/15/16	3.984%	22,840,000	24,218,234
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	310,000	316,200
Lear Corp.
03/15/18	7.875%	248,000	267,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
Lear Corp. (b)
01/15/23	4.750%	$100,000	$99,500
Schaeffler Finance BV
Senior Secured (b)
02/15/19	8.500%	233,000	264,455
Visteon Corp.
04/15/19	6.750%	807,000	863,490
Total			46,813,222
Banking 8.2%
ABN AMRO North America Holding Preferred Capital
Repackaging Trust I (b)(c)
12/29/49	3.407%	9,700,000	9,700,000
Ally Financial, Inc.
02/15/17	5.500%	105,000	112,883
03/15/20	8.000%	1,757,000	2,154,521
Banco de Bogota SA
Senior Unsecured (b)
01/15/17	5.000%	230,000	248,718
Bank of Montreal
Senior Unsecured
11/06/22	2.550%	16,165,000	15,613,499
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	1,635,000	1,957,433
Barclays Bank PLC (b)(c)
09/29/49	7.434%	13,023,000	13,674,150
Barclays Bank PLC (c)
12/15/49	6.278%	8,020,000	7,739,300
Chinatrust Commercial Bank
Subordinated Notes (b)(c)
03/29/49	5.625%	3,570,000	3,623,550
Citigroup, Inc.
Senior Unsecured
01/14/22	4.500%	955,000	1,045,812
Subordinated Notes
08/25/36	6.125%	2,235,000	2,483,279
City National Bank
Subordinated Notes
07/15/22	5.375%	6,325,000	6,684,531
Discover Bank
Subordinated Notes
11/18/19	8.700%	1,483,000	1,949,092
HBOS PLC
Subordinated Notes (b)
05/21/18	6.750%	15,329,000	16,804,416
JPMorgan Chase & Co.
Senior Unsecured
09/23/22	3.250%	24,500,000	24,529,596
JPMorgan Chase Capital XXI (c)
02/02/37	1.248%	8,020,000	6,155,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
JPMorgan Chase Capital XXIII (c)
05/15/47	1.310%	$9,510,000	$7,322,700
Lloyds Banking Group PLC (b)(c)
11/29/49	6.267%	8,485,000	6,703,150
12/31/49	6.657%	6,162,000	5,638,230
M&T Bank Corp. (b)
12/31/49	6.875%	12,495,000	13,088,638
Merrill Lynch & Co., Inc.
Subordinated Notes
05/02/17	5.700%	3,720,000	4,110,500
PNC Financial Services Group, Inc. (c)
05/29/49	8.250%	22,890,000	23,166,145
Royal Bank of Scotland Group PLC
Senior Unsecured
09/18/15	2.550%	6,855,000	7,067,752
State Street Corp.
03/15/18	4.956%	19,565,000	22,108,313
Synovus Financial Corp.
Senior Unsecured
02/15/19	7.875%	634,000	718,005
U.S. Bancorp
Subordinated Notes
07/15/22	2.950%	5,112,000	5,068,195
Wachovia Capital Trust III (c)
03/29/49	5.570%	10,965,000	10,965,000
Washington Mutual Bank
Subordinated Notes (d)(e)(f)
01/15/15	5.125%	27,379,000	41,069
Wells Fargo & Co. (c)
03/29/49	7.980%	1,265,000	1,454,750
Wells Fargo Capital X
12/15/36	5.950%	12,240,000	12,561,300
Total			234,489,877
Brokerage 0.1%
E*TRADE Financial Corp.
Senior Unsecured
11/15/19	6.375%	325,000	337,187
Eaton Vance Corp.
Senior Unsecured
10/02/17	6.500%	2,530,000	3,027,428
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	87,000	88,088
10/15/20	9.500%	467,000	481,010
Total			3,933,713
Building Materials 0.1%
Gibraltar Industries, Inc. (b)
02/01/21	6.250%	100,000	103,875
HD Supply, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
01/15/21	10.500%	$271,000	$277,098
Secured
04/15/20	11.000%	185,000	220,613
HD Supply, Inc. (b)(g)
Senior Unsecured
07/15/20	7.500%	350,000	345,625
Norcraft Companies LP/Finance Corp.
Secured
12/15/15	10.500%	386,000	400,475
Nortek, Inc.
12/01/18	10.000%	63,000	71,505
04/15/21	8.500%	281,000	318,232
Total			1,737,423
Chemicals 0.7%
Ashland, Inc. (b)
08/15/22	4.750%	216,000	221,940
Celanese U.S. Holdings LLC
06/15/21	5.875%	493,000	553,392
11/15/22	4.625%	37,000	38,203
Dow Chemical Co. (The)
Senior Unsecured
11/15/20	4.250%	3,850,000	4,213,648
11/15/22	3.000%	3,730,000	3,641,595
11/15/42	4.375%	2,485,000	2,369,875
Dupont Performance Coatings, Inc. (b)(g)
05/01/21	7.375%	403,000	415,100
Eagle Spinco, Inc. (b)
02/15/21	4.625%	203,000	204,269
Huntsman International LLC
11/15/20	4.875%	143,000	144,430
03/15/21	8.625%	45,000	51,525
JM Huber Corp.
Senior Notes (b)
11/01/19	9.875%	410,000	458,688
Koppers, Inc.
12/01/19	7.875%	161,000	177,301
Lubrizol Corp.
02/01/19	8.875%	2,255,000	3,131,778
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	812,000	954,100
04/15/24	5.750%	1,158,000	1,340,385
MacDermid, Inc. (b)
04/15/17	9.500%	684,000	713,070
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	459,000	472,770
Nova Chemicals Corp.
Senior Unsecured
11/01/16	8.375%	350,000	381,500
11/01/19	8.625%	397,000	452,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
PQ Corp.
Secured (b)
05/08/18	8.750%	$985,000	$1,026,862
Polypore International, Inc.
11/15/17	7.500%	280,000	304,500
Total			21,267,511
Construction Machinery 0.3%
CNH Capital LLC
11/01/16	6.250%	404,000	445,410
Case New Holland, Inc.
12/01/17	7.875%	574,000	678,755
Caterpillar, Inc.
Senior Unsecured
06/26/22	2.600%	3,930,000	3,934,783
Columbus McKinnon Corp.
02/01/19	7.875%	450,000	482,625
H&E Equipment Services, Inc. (b)
09/01/22	7.000%	49,000	53,533
Neff Rental LLC/Finance Corp.
Secured (b)
05/15/16	9.625%	431,000	449,856
United Rentals North America, Inc.
12/15/19	9.250%	336,000	383,880
04/15/22	7.625%	339,000	377,985
Secured
07/15/18	5.750%	331,000	355,825
Total			7,162,652
Consumer Cyclical Services 0.1%
Goodman Networks, Inc.
Senior Secured (b)
07/01/18	13.125%	410,000	455,100
Monitronics International, Inc.
04/01/20	9.125%	185,000	193,787
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	1,162,000	1,138,760
Senior Unsecured
12/01/20	8.750%	323,000	316,540
Total			2,104,187
Consumer Products 0.1%
Alphabet Holding Co., Inc.
Senior Unsecured PIK (b)
11/01/17	7.750%	172,000	177,590
Serta Simmons Holdings LLC
Senior Unsecured (b)
10/01/20	8.125%	500,000	512,500
Spectrum Brands Escrow Corp. (b)
Senior Unsecured
11/15/20	6.375%	284,000	302,105

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products (continued)
11/15/22	6.625%	$145,000		$156,600
Spectrum Brands, Inc. (b)
03/15/20	6.750%		403,000	435,240
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%		52,000	55,250
Total				1,639,285
Diversified Manufacturing 0.6%
Apex Tool Group LLC (b)(g)
02/01/21	7.000%		98,000	100,450
General Electric Co.
Senior Unsecured
10/09/22	2.700%		8,665,000	8,537,495
10/09/42	4.125%		8,466,000	8,366,939
Silver II Borrower/US Holdings LLC (b)
12/15/20	7.750%		296,000	310,060
Tomkins LLC/Inc.
Secured (c)
10/01/18	9.000%		348,000	388,455
Unifrax I LLC/Holding Co. (b)(g)
02/15/19	7.500%		123,000	123,000
Total				17,826,399
Electric 3.1%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%		9,546,000	11,556,626
01/15/42	4.100%		2,075,000	2,091,133
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		3,690,000	3,929,850
Calpine Corp.
Senior Secured (b)
02/15/21	7.500%		439,000	475,218
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%		4,460,000	5,222,682
03/15/36	5.900%		2,885,000	3,623,606
Senior Unsecured
07/15/18	6.950%		4,500,000	5,471,879
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	820,000	452,959
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%		3,475,000	4,833,489
Duke Energy Carolinas LLC
1st Refunding Mortgage
09/30/42	4.000%		8,352,000	8,259,961
FPL Energy American Wind LLC
Senior Secured (b)
06/20/23	6.639%		1,871,269	1,804,148

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
FPL Energy National Wind LLC
Senior Secured (b)
03/10/24	5.608%	$741,464	$707,460
GenOn Energy, Inc.
Senior Unsecured
10/15/18	9.500%	305,000	362,188
Georgia Power Co.
Senior Unsecured
09/01/40	4.750%	5,170,000	5,619,185
Ipalco Enterprises, Inc.
Senior Secured (b)
04/01/16	7.250%	850,000	947,750
Nevada Power Co.
09/15/40	5.375%	1,450,000	1,736,517
05/15/41	5.450%	10,395,000	12,505,894
Niagara Mohawk Power Corp.
Senior Unsecured (b)
08/15/19	4.881%	3,080,000	3,559,679
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/40	5.250%	4,790,000	5,343,417
Pacific Gas & Electric Co.
Senior Unsecured
01/15/40	5.400%	2,985,000	3,498,426
Southern California Edison Co.
1st Mortgage
09/01/40	4.500%	2,975,000	3,214,714
Tenaska Alabama II Partners LP
Senior Secured (b)
03/30/23	6.125%	2,327,856	2,456,903
Total			87,673,684
Entertainment —%
AMC Entertainment, Inc.
06/01/19	8.750%	556,000	614,380
12/01/20	9.750%	152,000	177,080
Cinemark USA, Inc. (b)
12/15/22	5.125%	144,000	145,800
Regal Entertainment Group
Senior Unsecured
02/01/25	5.750%	95,000	94,050
Six Flags, Inc. (b)(d)(e)(h)(i)
06/01/14	0.000%	458,000	—
Total			1,031,310
Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	521,000	544,445
Clean Harbors, Inc. (b)
06/01/21	5.125%	277,000	289,465
Total			833,910

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage 1.5%
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	$3,873,000	$3,765,683
08/02/42	3.800%	5,381,000	5,050,106
Coca-Cola Co. (The)
Senior Unsecured
09/01/21	3.300%	10,584,000	11,373,196
ConAgra Foods, Inc.
Senior Unsecured
01/25/18	1.900%	3,992,000	4,008,623
10/01/28	7.000%	6,970,000	8,772,226
Heineken NV
Senior Notes (b)
10/01/42	4.000%	1,290,000	1,220,471
Hershey Co. (The)
Senior Unsecured
12/01/20	4.125%	3,705,000	4,204,890
Mondelez International, Inc.
Senior Unsecured
02/09/40	6.500%	2,300,000	2,978,759
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	111,000	112,110
Total			41,486,064
Gaming 0.1%
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	379,000	380,895
MGM Resorts International
03/01/18	11.375%	412,000	512,940
12/15/21	6.625%	140,000	144,200
MGM Resorts International (b)
10/01/20	6.750%	54,000	56,700
ROC Finance LLC/Corp.
Secured (b)
09/01/18	12.125%	572,000	659,230
Seminole Indian Tribe of Florida (b)
Senior Secured
10/01/20	6.535%	110,000	119,971
Senior Unsecured
10/01/20	7.804%	695,000	700,393
Seneca Gaming Corp. (b)
12/01/18	8.250%	407,000	432,437
Studio City Finance Ltd. (b)
12/01/20	8.500%	684,000	747,954
Tunica-Biloxi Gaming Authority
Senior Unsecured (b)
11/15/15	9.000%	382,000	339,980
Total			4,094,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Distributors 0.2%
Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	$3,095,000	$3,710,088
Sempra Energy
Senior Unsecured
06/01/16	6.500%	2,475,000	2,891,731
Total			6,601,819
Gas Pipelines 3.0%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	540,000	537,300
El Paso LLC
09/15/20	6.500%	1,036,000	1,156,435
01/15/32	7.750%	413,000	485,597
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	7,801,000	8,655,701
Enterprise Products Operating LLC
02/01/41	5.950%	6,700,000	7,715,767
02/15/42	5.700%	2,355,000	2,647,498
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	771,000	834,608
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/15	5.625%	2,745,000	2,992,239
01/15/38	6.950%	2,600,000	3,264,152
09/01/39	6.500%	3,485,000	4,182,464
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	279,000	302,715
02/15/23	5.500%	460,000	485,300
07/15/23	4.500%	68,000	67,660
NiSource Finance Corp.
02/15/23	3.850%	1,965,000	2,004,404
12/15/40	6.250%	3,660,000	4,261,517
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
01/15/20	5.750%	2,740,000	3,245,908
01/15/37	6.650%	1,880,000	2,370,535
Regency Energy Partners LP/Corp.
04/15/23	5.500%	408,000	432,480
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	303,000	327,998
07/15/21	6.500%	374,000	408,595
Sabine Pass Liquefaction LLC
Senior Secured (b)(g)
02/01/21	5.625%	363,000	364,361
Southern Natural Gas Co. LLC/Issuing Corp.
Senior Unsecured
06/15/21	4.400%	5,650,000	6,162,613
Southern Natural Gas Co. LLC
Senior Unsecured
03/01/32	8.000%	3,480,000	4,935,771

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	$105,000	$106,575
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	15,330,000	16,341,044
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08/01/42	4.450%	7,085,000	7,068,790
Williams Partners LP
Senior Unsecured
04/15/40	6.300%	3,700,000	4,370,943
Total			85,728,970
Health Care 1.4%
American Renal Associates Holdings, Inc.
Senior Unsecured PIK
03/01/16	9.750%	93,194	98,087
American Renal Holdings, Inc.
Senior Secured
05/15/18	8.375%	619,000	654,592
Amsurg Corp. (b)
11/30/20	5.625%	151,000	157,795
Biomet, Inc. (b)
08/01/20	6.500%	329,000	345,450
CHS/Community Health Systems, Inc.
11/15/19	8.000%	433,000	475,217
Senior Secured
08/15/18	5.125%	506,000	532,565
ConvaTec Healthcare E SA
Senior Unsecured (b)
12/15/18	10.500%	639,000	709,290
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	386,000	405,300
Emdeon, Inc.
12/31/19	11.000%	440,000	507,100
Express Scripts Holding Co.
02/15/17	2.650%	8,058,000	8,350,941
02/15/22	3.900%	5,950,000	6,305,441
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	165,000	178,613
01/31/22	5.875%	277,000	302,622
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	427,000	480,375
HCA Holdings, Inc.
Senior Unsecured
02/15/21	6.250%	148,000	155,770
HCA, Inc.
02/15/22	7.500%	1,334,000	1,540,770
05/01/23	5.875%	93,000	96,953
Senior Secured
02/15/20	6.500%	598,000	665,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Hanger, Inc.
11/15/18	7.125%	$233,000	$250,475
HealthSouth Corp.
02/15/20	8.125%	100,000	109,750
Hologic, Inc. (b)
08/01/20	6.250%	115,000	123,625
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	699,000	709,485
IMS Health, Inc.
Senior Unsecured (b)
11/01/20	6.000%	204,000	212,670
Kinetic Concepts, Inc./KCI U.S.A., Inc.
Secured (b)
11/01/18	10.500%	207,000	221,490
McKesson Corp.
Senior Unsecured
12/15/22	2.700%	11,915,000	11,676,414
Multiplan, Inc. (b)
09/01/18	9.875%	641,000	713,112
Physio-Control International, Inc.
Senior Secured (b)
01/15/19	9.875%	408,000	456,960
Physiotherapy Associates Holdings, Inc.
Senior Unsecured (b)
05/01/19	11.875%	215,000	204,787
Radnet Management, Inc.
04/01/18	10.375%	165,000	170,363
Rural/Metro Corp.
Senior Unsecured (b)
07/15/19	10.125%	247,000	247,617
STHI Holding Corp.
Secured (b)
03/15/18	8.000%	367,000	397,277
Tenet Healthcare Corp.
Senior Unsecured
02/01/20	6.750%	153,000	159,885
Tenet Healthcare Corp. (b)
Senior Secured
06/01/20	4.750%	432,000	434,700
Tenet Healthcare Corp. (b)(g)
Senior Secured
04/01/21	4.500%	50,000	49,188
Truven Health Analytics, Inc.
Senior Unsecured (b)
06/01/20	10.625%	286,000	311,025
Universal Hospital Services, Inc.
Secured
08/15/20	7.625%	132,000	141,570
VWR Funding, Inc. (b)
09/15/17	7.250%	32,000	34,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	$719,000	$762,140
02/01/19	7.750%	130,000	137,313
Total			39,486,002
Healthcare Insurance 0.2%
Aetna, Inc.
Senior Unsecured
11/15/22	2.750%	5,940,000	5,748,506
Home Construction 0.1%
Beazer Homes USA, Inc.
05/15/19	9.125%	152,000	163,400
Beazer Homes USA, Inc. (b)(g)
02/01/23	7.250%	131,000	131,983
KB Home
03/15/20	8.000%	206,000	238,702
Meritage Homes Corp.
04/01/22	7.000%	224,000	246,960
Shea Homes LP/Funding Corp.
Senior Secured
05/15/19	8.625%	376,000	421,120
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	474,000	509,550
Total			1,711,715
Independent Energy 2.4%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	2,790,000	3,303,324
03/15/40	6.200%	2,170,000	2,549,088
Antero Resources Finance Corp.
12/01/17	9.375%	26,000	28,340
08/01/19	7.250%	106,000	115,010
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	678,000	730,545
Chesapeake Energy Corp.
08/15/20	6.625%	1,242,000	1,363,095
02/15/21	6.125%	340,000	363,800
Comstock Resources, Inc.
06/15/20	9.500%	436,000	470,880
Concho Resources, Inc.
01/15/21	7.000%	1,423,000	1,572,415
Continental Resources, Inc.
04/01/21	7.125%	476,000	539,070
09/15/22	5.000%	9,428,000	10,040,820
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	2,135,000	2,611,965
05/15/42	4.750%	2,770,000	2,755,053

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
EP Energy Holdings LLC/Bond Co., Inc. PIK Senior Unsecured (b)
12/15/17	8.125%	$216,000	$218,160
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	802,000	902,250
EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,355,000	2,486,666
Halcon Resources Corp. (b)
05/15/21	8.875%	444,000	473,970
Hess Corp.
Senior Unsecured
02/15/19	8.125%	1,130,000	1,446,391
08/15/31	7.300%	3,360,000	4,163,228
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,341,000	1,495,215
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%	186,000	187,395
Laredo Petroleum, Inc.
02/15/19	9.500%	379,000	428,270
05/01/22	7.375%	392,000	424,340
MEG Energy Corp. (b)
03/15/21	6.500%	478,000	501,900
01/30/23	6.375%	236,000	246,030
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	4,665,000	5,946,107
07/30/39	7.500%	6,350,000	9,010,326
Novatek Finance Ltd. Senior Unsecured (b)
02/03/21	6.604%	260,000	304,288
Oasis Petroleum, Inc.
11/01/21	6.500%	1,031,000	1,103,170
01/15/23	6.875%	453,000	492,638
Plains Exploration & Production Co.
11/15/20	6.500%	798,000	882,788
02/15/23	6.875%	349,000	399,169
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	158,000	168,665
05/01/23	5.250%	591,000	620,550
Range Resources Corp.
08/01/20	6.750%	555,000	611,888
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (b)
09/30/20	5.298%	2,532,063	2,832,112
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	221,000	235,365
01/01/23	6.500%	254,000	270,510
Sandridge Energy, Inc.
10/15/22	8.125%	16,000	17,320
02/15/23	7.500%	94,000	99,405

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Whiting Petroleum Corp.
10/01/18	6.500%	$26,000	$27,885
Woodside Finance Ltd. (b)
05/10/21	4.600%	6,096,000	6,718,139
Total			69,157,545
Integrated Energy 0.7%
Lukoil International Finance BV (b)
11/09/20	6.125%	345,000	394,242
Shell International Finance BV
08/21/22	2.375%	12,775,000	12,496,237
03/25/40	5.500%	4,635,000	5,811,785
Total			18,702,264
Life Insurance 1.9%
ING Groep NV (c)
12/29/49	5.775%	7,913,000	7,556,915
MetLife Capital Trust X (b)(c)
04/08/38	9.250%	8,745,000	12,024,375
MetLife, Inc.
12/15/36	6.400%	1,275,000	1,380,302
08/01/39	10.750%	5,807,000	8,913,745
Prudential Financial, Inc. (c)
06/15/38	8.875%	14,460,000	17,532,750
09/15/42	5.875%	5,415,000	5,678,981
Total			53,087,068
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	233,000	258,630
Media Cable 0.9%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	1,080,000	1,177,200
09/30/22	5.250%	93,000	92,070
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	317,000	356,625
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	475,000	536,750
09/15/22	5.875%	122,000	120,018
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	348,000	364,530
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	2,645,000	2,772,235
03/01/16	3.500%	8,175,000	8,665,574
03/15/17	2.400%	6,607,000	6,741,723
03/01/21	5.000%	2,270,000	2,510,109
DISH DBS Corp.
06/01/21	6.750%	865,000	968,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	$596,000	$624,310
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	360,000	375,300
Videotron Ltd.
07/15/22	5.000%	202,000	211,090
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	12,000	12,540
Total			25,528,874
Media Non-Cable 1.2%
AMC Networks, Inc.
07/15/21	7.750%	654,000	747,195
12/15/22	4.750%	167,000	167,000
Clear Channel Communications, Inc.
08/01/16	10.750%	251,000	194,525
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	555,000	579,975
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	247,000	260,585
11/15/22	6.500%	667,000	710,355
DigitalGlobe, Inc. (b)
02/01/21	5.250%	156,000	155,610
Getty Images, Inc. Senior Notes (b)
10/15/20	7.000%	571,000	592,413
Hughes Satellite Systems Corp.
06/15/21	7.625%	626,000	716,770
Senior Secured
06/15/19	6.500%	217,000	239,785
Intelsat Jackson Holdings SA Senior Unsecured (b)
10/15/20	7.250%	1,039,000	1,111,730
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	2,897,000	3,040,900
National CineMedia LLC Senior Secured
04/15/22	6.000%	465,000	496,388
News America, Inc.
12/15/35	6.400%	1,850,000	2,256,848
02/15/41	6.150%	3,401,000	4,144,112
Nielsen Finance LLC/Co.
10/15/18	7.750%	2,806,000	3,125,182
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	5,173,000	5,082,472
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	7,820,000	7,558,566

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
Salem Communications Corp. Secured
12/15/16	9.625%	$375,000	$412,500
Starz LLC/Finance Corp. (b)
09/15/19	5.000%	181,000	187,335
Univision Communications, Inc. (b)
05/15/21	8.500%	428,000	453,680
Senior Secured
11/01/20	7.875%	497,000	541,730
09/15/22	6.750%	273,000	285,285
Total			33,060,941
Metals 0.6%
Alpha Natural Resources, Inc.
04/15/18	9.750%	404,000	440,360
06/01/19	6.000%	357,000	323,085
ArcelorMittal (c)
Senior Unsecured
02/25/15	4.250%	6,220,000	6,386,298
10/15/39	7.500%	3,047,000	3,076,787
03/01/41	7.250%	2,051,000	2,047,415
Arch Coal, Inc.
06/15/21	7.250%	144,000	128,880
Arch Coal, Inc. (b)
06/15/19	9.875%	416,000	431,600
Calcipar SA Senior Secured (b)
05/01/18	6.875%	441,000	463,050
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	646,000	699,295
Inmet Mining Corp. (b)
06/01/20	8.750%	585,000	649,350
06/01/21	7.500%	213,000	228,975
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	250,000	266,250
Peabody Energy Corp.
11/15/21	6.250%	446,000	466,070
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	498,000	517,920
Rio Tinto Finance USA PLC
08/21/22	2.875%	1,875,000	1,853,353
Total			17,978,688
Non-Captive Consumer 0.7%
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	1,645,000	1,863,125
Discover Financial Services (b)
Senior Unsecured
11/21/22	3.850%	4,772,000	4,847,837

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Consumer (continued)
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	$5,168,000	$5,245,520
HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	7,120,000	8,472,330
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	647,000	616,268
Total			21,045,080
Non-Captive Diversified 0.8%
Air Lease Corp. (g)
03/01/20	4.750%	625,000	618,750
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	415,000	464,800
Senior Unsecured
02/15/19	5.500%	1,405,000	1,503,350
General Electric Capital Corp.
Senior Unsecured
10/17/21	4.650%	4,450,000	4,948,939
09/07/22	3.150%	14,480,000	14,355,356
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	409,000	451,945
12/15/20	8.250%	1,419,000	1,738,275
Total			24,081,415
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,191,000	1,295,212
Green Field Energy Services, Inc. (b)(c)
Senior Secured
11/15/16	13.250%	634,000	634,000
11/15/16	13.250%	15,000	15,000
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	568,000	616,280
Oil States International, Inc. (b)
01/15/23	5.125%	207,000	209,588
Weatherford International Ltd.
03/15/38	7.000%	4,375,000	4,917,601
Total			7,687,681
Other Financial Institutions —%
FTI Consulting, Inc. (b)
11/15/22	6.000%	193,000	203,133

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry 0.7%
Igloo Holdings Corp. PIK Senior Unsecured (b)
12/15/17	8.250%	$171,000	$174,420
Interline Brands, Inc.
11/15/18	7.500%	347,000	376,495
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	8,335,000	7,922,501
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	6,650,000	7,780,057
President and Fellows of Harvard College (b)
01/15/39	6.500%	2,485,000	3,507,175
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	227,000	242,322
Total			20,002,970
Packaging 0.1%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (b)
11/15/20	7.000%	210,000	211,575
Berry Plastics Corp. Secured
01/15/21	9.750%	389,000	456,102
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	528,000	539,880
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,000	1,055
08/15/19	9.875%	622,000	679,535
Senior Secured
08/15/19	7.875%	276,000	303,600
02/15/21	6.875%	668,000	716,430
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	149,000	156,078
Sealed Air Corp. (b)
12/01/20	6.500%	100,000	110,500
09/15/21	8.375%	145,000	166,387
Total			3,341,142
Pharmaceuticals 1.0%
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	204,000	216,240
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	155,000	175,925
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	6,460,000	7,623,976
Merck & Co., Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
09/15/22	2.400%	$9,780,000	$9,585,847
09/15/42	3.600%	8,900,000	8,412,307
Roche Holdings, Inc. (b)
03/01/19	6.000%	2,645,000	3,274,044
VPI Escrow Corp. (b)
10/15/20	6.375%	593,000	610,790
Total			29,899,129
Property & Casualty 1.1%
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	255,000	255,638
Hub International Ltd. (b)
10/15/18	8.125%	569,000	588,915
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,315,000	3,600,080
05/01/42	6.500%	3,165,000	3,540,543
Liberty Mutual Group, Inc. (b)(c)
06/15/58	10.750%	8,375,000	12,730,000
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	8,695,000	11,552,229
Total			32,267,405
Railroads 0.6%
BNSF Funding Trust I (c)
12/15/55	6.613%	8,331,000	9,414,030
CSX Corp. Senior Unsecured
05/30/42	4.750%	5,160,000	5,312,690
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	2,885,000	3,480,888
Total			18,207,608
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	2,095,000	2,557,293
REITs 1.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	10,765,000	11,552,557
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	2,020,000	2,248,387
08/15/19	8.250%	3,560,200	4,621,015
06/15/22	4.375%	3,600,000	3,819,384

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
REITs (continued)
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	$9,575,000	$9,381,403
Total			31,622,746
Restaurants —%
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	229,000	245,603
Retailers 0.9%
99 Cent Only Stores
12/15/19	11.000%	245,000	281,750
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	8,740,000	8,388,635
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	321,000	349,087
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	292,000	300,760
Limited Brands, Inc.
06/15/19	8.500%	181,000	222,630
04/01/21	6.625%	375,000	426,562
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	2,975,000	2,817,682
07/15/27	6.790%	9,325,000	10,370,575
03/15/37	6.375%	1,895,000	2,209,274
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	292,000	300,030
Rite Aid Corp.
03/15/20	9.250%	348,000	387,150
Senior Secured
08/15/20	8.000%	280,000	319,200
Senior Unsecured
02/15/27	7.700%	281,000	263,438
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	155,000	171,275
06/01/22	5.750%	191,000	201,983
Total			27,010,031
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	4,647,000	5,757,977
Technology 1.2%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	257,000	267,922
04/01/20	6.375%	260,000	280,800
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	730,000	746,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
10/01/22	6.375%	$170,000	$170,850
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	245,000	253,575
CDW LLC/Finance Corp.
04/01/19	8.500%	536,000	593,620
Senior Secured
12/15/18	8.000%	286,000	318,175
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	278,000	310,665
First Data Corp.
01/15/21	12.625%	695,000	740,175
First Data Corp. (b)
Secured
01/15/21	8.250%	552,000	568,560
Senior Secured
08/15/20	8.875%	225,000	249,188
11/01/20	6.750%	1,012,000	1,039,830
First Data Corp. (b)(g)
01/15/21	11.250%	137,000	137,343
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	385,000	423,500
Hewlett-Packard Co.
Senior Unsecured
05/30/14	1.550%	1,030,000	1,032,544
06/02/14	4.750%	3,110,000	3,239,538
12/09/14	2.625%	2,784,000	2,813,296
03/15/15	2.350%	852,000	862,011
Microsoft Corp. Senior Unsecured
11/15/22	2.125%	2,080,000	2,011,788
NXP BV/Funding LLC (b)(g)
02/15/21	5.750%	369,000	369,000
Nuance Communications, Inc. (b)
08/15/20	5.375%	606,000	624,180
Oracle Corp.
Senior Unsecured
10/15/17	1.200%	3,030,000	3,021,452
10/15/22	2.500%	14,214,000	13,930,999
Total			34,005,436
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	339,000	375,443
03/15/20	9.750%	124,000	143,530
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	4,550,000	5,183,694
Hertz Corp. (The)
10/15/18	7.500%	395,000	433,512
01/15/21	7.375%	212,000	235,320
Total			6,371,499

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless 0.4%
Cricket Communications, Inc.
10/15/20	7.750%	$485,000	$503,187
Crown Castle International Corp. Senior Unsecured (b)
01/15/23	5.250%	681,000	715,050
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	1,218,000	1,278,900
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	118,000	136,438
08/15/20	7.000%	224,000	242,480
11/15/21	11.500%	374,000	511,445
11/15/22	6.000%	1,220,000	1,226,100
Sprint Nextel Corp. (b)
11/15/18	9.000%	869,000	1,073,215
03/01/20	7.000%	279,000	323,640
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	3,670,000	3,832,640
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	317,000	333,642
Total			10,176,737
Wirelines 3.2%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	27,665,000	26,753,217
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	5,070,000	5,536,202
CyrusOne LLP./Finance Corp. (b)
11/15/22	6.375%	329,000	351,207
Embarq Corp. Senior Unsecured
06/01/36	7.995%	5,224,000	5,743,391
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	308,000	356,510
01/15/23	7.125%	498,000	529,125
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	280,000	324,800
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	183,000	199,012
Level 3 Financing, Inc.
02/01/18	10.000%	141,000	156,863
04/01/19	9.375%	772,000	872,360
PAETEC Holding Corp.
12/01/18	9.875%	768,000	886,080
Telecom Italia Capital SA
09/30/14	4.950%	12,048,000	12,620,666

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
10/01/15	5.250%	$6,586,000	$7,046,566
07/18/36	7.200%	6,917,000	7,353,421
Telefonica Emisiones SAU
06/20/16	6.421%	3,685,000	4,091,120
07/03/17	6.221%	2,180,000	2,438,199
04/27/20	5.134%	1,655,000	1,751,981
02/16/21	5.462%	2,635,000	2,856,189
Verizon New York, Inc.
04/01/32	7.375%	5,991,000	7,675,466
Verizon Virginia, Inc.
10/01/29	8.375%	2,235,000	2,987,676
Windstream Corp. (b)
08/01/23	6.375%	584,000	585,460
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	484,000	562,650
Senior Secured
01/01/20	8.125%	277,000	308,855
tw telecom holdings, Inc.
10/01/22	5.375%	180,000	189,000
Total			92,176,016
Total Corporate Bonds & Notes (Cost: $1,151,640,297)			$1,207,645,724

Residential Mortgage-Backed Securities - Agency 16.2%
Federal Home Loan Mortgage Corp. (j)
06/01/41	4.500%	11,902,766	13,021,584
11/01/26	8.500%	99,918	122,666
07/01/20	12.000%	8,078	8,264
Federal National Mortgage Association (c)(j)
06/01/32	1.939%	4,877	5,071
08/01/36	2.324%	27,360	27,610
07/01/37	6.019%	195,437	213,508
Federal National Mortgage Association (g)(j)
02/01/43	3.000%	25,550,000	26,384,366
02/01/43	3.500%	51,025,000	53,807,454
Federal National Mortgage Association (j)
09/01/40- 06/01/42	4.000%	158,983,862	172,953,155
05/01/39- 10/15/42	4.500%	43,496,546	47,816,886
08/01/40- 05/01/41	5.000%	38,312,748	42,072,427
06/01/35- 01/01/40	5.500%	18,312,777	19,910,126
01/01/14- 08/01/38	6.000%	25,066,096	27,461,487
09/01/18	10.000%	26,126	30,548
CMO Series 1988-4 Class Z
03/25/18	9.250%	28,229	31,460
Federal National Mortgage Association (j)(k)
12/01/40	4.000%	29,960,474	32,660,790
Government National Mortgage Association (c)(j)
07/20/25	1.750%	37,245	38,841

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Government National Mortgage Association (j)
03/15/41	4.500%	$24,430,747	$26,821,456
01/15/30	7.000%	437,564	523,263
12/15/23- 07/20/28	7.500%	540,561	607,684
05/15/17	8.000%	3,393	3,708
02/15/25	8.500%	46,024	54,501
06/15/16- 10/15/16	9.000%	2,301	2,469
Total Residential Mortgage-Backed Securities - Agency (Cost: $449,840,959)			$464,579,324

Residential Mortgage-Backed Securities - Non-Agency 3.6%
American General Mortgage Loan Trust (b)(c)(j)
CMO Series 2009-1 Class A7
09/25/48	5.750%	8,182,000	8,753,537
CMO Series 2010-1A Class A1
03/25/58	5.150%	835,053	854,290
American Mortgage Trust Series 2093-3 Class 3A (c)(d)(e)(j)
07/27/23	8.188%	4,166	2,526
BCAP LLC Trust (b)(c)(j)
08/26/36	0.328%	3,603,932	3,495,814
01/26/37	0.378%	5,608,446	5,440,193
CMO Series 2012-RR10 Class 5A5
04/26/36	0.474%	8,733,505	8,429,808
BCAP LLC (b)(c)(j)
05/26/47	0.414%	3,303,763	3,089,019
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(j)
08/27/37	6.000%	1,953,067	2,057,145
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(c)(j)
10/03/39	0.470%	6,163,832	5,973,109
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(j)
CMO Series 2012-6NPL Class A
01/28/33	1.774%	1,877,482	1,882,175
Series 2012-4NPL Class A
07/28/32	3.475%	1,457,852	1,476,674
Citigroup Mortgage Loan Trust, Inc. (b)(c)(j)
CMO Series 2012-7 Class 12A1
03/25/36	2.625%	2,304,220	2,338,274
CMO Series 2012-9 Class 1A1
02/20/36	5.188%	4,561,432	4,704,661
Citigroup Mortgage Loan Trust, Inc. (b)(j)
CMO Series 2012-A Class A
06/25/51	2.500%	3,616,613	3,580,447
Credit Suisse Mortgage Capital Certificates (b)(c)(j)
CMO Series 2010-12R Class 13A1
12/26/37	2.875%	1,774,634	1,776,071
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	2,162,685	2,212,062
CMO Series 2011-17R Class 2A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
12/27/37	3.400%	$2,271,470	$2,299,955
CMO Series 2011-17R Class 3A1
10/27/35	2.470%	6,610,000	6,664,728
CMO Series 2012-4R Class 8A1
06/27/47	3.050%	2,481,142	2,487,018
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (c)(j)
09/25/36	5.950%	254,875	255,505
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (b)(c)(j)
10/26/36	3.250%	1,358,954	1,357,895
Morgan Stanley Re-Remic Trust (b)(c)(j)
CMO Series 2012-R2 Class 1A
11/26/36	0.364%	2,751,274	2,658,584
CMO Series 2013-R1 Class 4A
12/26/36	2.416%	3,819,620	3,876,915
Morgan Stanley Re-Remic Trust (b)(g)(j)
Series 2013-R2 Class 1A
03/15/30	1.500%	7,755,000	7,802,771
Nomura Asset Acceptance Corp. (j)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	276,002	276,264
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,747,529	1,748,792
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (b)(c)(j)
01/26/37	0.382%	3,759,323	3,499,060
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(j)
08/26/52	2.734%	3,313,793	3,419,938
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (c)(j)
07/20/34	1.525%	1,736,609	375,537
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(c)(j)
09/25/57	2.667%	2,540,651	2,564,003
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (j)
12/25/34	4.740%	666,738	675,114
VOLT LLC Series 2012-RP2A Class A1 (b)(j)
06/26/17	4.704%	1,920,741	1,969,544
Volt RPL XI LLC Series 2012-RP3A Class A1 (b)(j)
11/27/17	3.475%	5,987,938	6,093,548
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (j)
04/25/35	8.000%	20,668	20,604

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $104,446,250)			$104,111,580

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 13.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (j)
Series 2005-3 Class A4
07/10/43	4.668%	$15,250,000	$16,493,150
Series 2005-4 Class A5A
07/10/45	4.933%	7,593,000	8,263,097
Bear Stearns Commercial Mortgage Securities (c)(j)
Series 2004-T14 Class A4
01/12/41	5.200%	6,076,216	6,290,688
Series 2005-T20 Class A4A
10/12/42	5.149%	1,250,000	1,378,324
Series 2006-PW12 Class A4
09/11/38	5.712%	1,290,000	1,465,067
Series 2006-PW12 Class AAB
09/11/38	5.687%	323,612	326,659
Bear Stearns Commercial Mortgage Securities (j)
Series 2003-T10 Class A2
03/13/40	4.740%	140,775	140,783
Series 2006-PW14 Class A4
12/11/38	5.201%	6,905,000	7,829,462
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(j)
Series 2005-CD1 Class A4
07/15/44	5.219%	3,055,000	3,364,649
Citigroup/Deutsche Bank Commercial Mortgage Trust (j)
Series 2007-CD4 Class A4
12/11/49	5.322%	14,079,000	16,022,179
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2 (e)(j)
01/10/46	1.906%	1,105,000	1,140,524
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 (c)(j)
06/15/38	5.786%	19,666,000	22,185,116
DBRR Trust (b)(e)(j)
Series 2012-EZ1 Class A
09/25/45	0.946%	4,924,771	4,940,877
09/25/45	1.393%	1,112,000	1,115,937
09/25/45	2.062%	4,914,946	4,934,501
GMAC Commercial Mortgage Securities, Inc. (c)(j)(l)
CMO IO Series 1997-C1 Class X
07/15/29	1.362%	4,148,707	157,473
GMAC Commercial Mortgage Securities, Inc. (j)
Series 2003-C3 Class A4
04/10/40	5.023%	12,826,876	13,085,940
GS Mortgage Securities Corp. II (j)
Series 2005-GG4 Class A4A
07/10/39	4.751%	11,338,500	12,170,497
Series 2012-GCJ7 Class A2
05/10/45	2.318%	2,810,000	2,930,810
Greenwich Capital Commercial Funding Corp. (c)(j)
Series 2005-GG3 Class A4
08/10/42	4.799%	12,960,000	13,805,174
Series 2005-GG5 Class AM
04/10/37	5.277%	8,480,000	9,206,634
Series 2006-GG7 Class AM
07/10/38	5.867%	3,730,000	4,185,638
Greenwich Capital Commercial Funding Corp. (j)
Series 2007-GG9 Class A4
03/10/39	5.444%	10,860,000	12,366,879

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(j)
Series 2005-LDP4 Class A4
10/15/42	4.918%	$6,280,000	$6,770,769
Series 2007-CB19 Class A4
02/12/49	5.726%	19,250,000	22,358,028
LB-UBS Commercial Mortgage Trust (c)(j)
Series 2004-C6 Class A6
08/15/29	5.020%	14,958,000	15,705,855
Series 2006-C4 Class AM
06/15/38	5.886%	1,245,000	1,394,994
Series 2007-C7 Class A3
09/15/45	5.866%	8,465,000	9,963,964
LB-UBS Commercial Mortgage Trust (j)
Series 2005-C3 Class A5
07/15/30	4.739%	5,460,000	5,863,570
Series 2006-C1 Class A2
02/15/31	5.084%	279,535	279,689
Series 2007-C2 Class A3
02/15/40	5.430%	17,855,000	20,234,947
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (c)(j)(l)
12/15/30	1.016%	7,947,803	122,054
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (c)(j)
03/12/51	5.485%	8,755,000	9,982,346
Morgan Stanley Capital I Trust (j)
Series 2004-T13 Class A4
09/13/45	4.660%	14,680,000	15,024,598
Series 2012-C4 Class A4
03/15/45	3.244%	1,870,000	1,951,421
Morgan Stanley Capital I, Inc. (c)(j)
Series 2007-IQ15 Class A4
06/11/49	5.833%	19,225,000	22,600,583
Morgan Stanley Capital I, Inc. (j)
Series 2003-IQ6 Class A4
12/15/41	4.970%	3,986,364	4,088,993
Series 2006-IQ12 Class A4
12/15/43	5.332%	6,350,000	7,226,173
Series 2007-IQ16 Class A4
12/12/49	5.809%	6,500,000	7,621,751
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (j)
09/15/37	5.080%	490,828	490,696
Morgan Stanley Re-Remic Trust (b)(c)(j)
Series 2009-GG10 Class A4B
08/12/45	5.791%	4,100,000	4,618,543
Series 2010-GG10 Class A4A
08/15/45	5.791%	17,739,000	20,393,801
ORES NPL LLC Series 2012-LV1 Class A (b)(j)
09/25/44	4.000%	919,097	924,135
S2 Hospitality LLC Series 2012-LV1 Class A (b)(j)
04/15/25	4.500%	1,245,206	1,246,547

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
SMA 1 LLC Series 2012-LV1 Class A (b)(j)
08/20/25	3.500%	$1,343,364	$1,348,242
WF-RBS Commercial Mortgage Trust (g)(j)
Series 2013-C11 Class A2
03/15/45	2.029%	3,230,000	3,327,405
WF-RBS Commercial Mortgage Trust (j)
Series 2012-C6 Class A2
04/15/45	2.191%	4,000,000	4,150,453
Wachovia Bank Commercial Mortgage Trust (c)(j)
Series 2006-C23 Class A4
01/15/45	5.418%	8,344,274	9,214,707
Series 2006-C27 Class AM
07/15/45	5.795%	2,850,000	3,183,308
Wachovia Bank Commercial Mortgage Trust (j)
Series 2003-C5 Class A2
06/15/35	3.989%	7,369,846	7,407,072
Series 2005-C17 Class APB
03/15/42	5.037%	6,003,107	6,061,589
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $362,119,207)			$377,356,291

Asset-Backed Securities - Agency 0.1%
Agencies 0.1%
Small Business Administration Participation Certificates Series 2013-20A Class 1
01/01/33	2.130%	2,500,000	2,524,641
Total Asset-Backed Securities - Agency (Cost: $2,536,675)			$2,524,641

Asset-Backed Securities - Non-Agency 1.4%
Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	3,065,000	3,106,670
Series 2012-5 Class A
09/15/19	1.540%	2,130,000	2,117,484
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	3,426,000	3,434,824
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,430,000	1,436,158
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (c)
06/25/37	6.080%	2,561,852	2,559,131
Citigroup Mortgage Loan Trust, Inc.
Series 2005-WF2 Class MF1
08/25/35	5.517%	3,775,000	177,651
Citigroup Mortgage Loan Trust, Inc. (h)
Series 2005-WF2 Class MF2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
08/25/35	5.666%	$42,958	$—
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	545,325	587,219
Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	43,407	43,303
Countrywide Asset-Backed Certificates
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	2,625,843	2,225,752
Countrywide Asset-Backed Certificates (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,270,112	979,375
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	358,803	335,042
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	2,890,000	2,894,090
Ford Credit Auto Owner Trust Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,342,552
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (c)
01/25/37	0.274%	659,196	646,976
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (c)
11/25/35	5.355%	4,750,000	872,014
SMART Trust Series 2012-1USA Class A4A (b)
12/14/17	2.010%	2,725,000	2,801,370
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%	3,614,657	3,655,122
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (b)
08/20/29	1.870%	4,199,005	4,243,557
Total Asset-Backed Securities - Non-Agency (Cost: $46,585,074)			$39,458,290

Inflation-Indexed Bonds(a) 0.1%
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU29,666,213	1,899,629
Total Inflation-Indexed Bonds (Cost: $1,539,351)			$1,899,629

U.S. Treasury Obligations 16.0%
U.S. Treasury Note (g)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
01/31/15	0.250%	$60,040,000	$60,021,267
01/31/18	0.875%	123,190,000	123,151,565
U.S. Treasury
10/31/17	0.750%	715,000	712,520
09/30/19	1.000%	26,673,000	26,164,559
08/15/22	1.625%	1,945,600	1,892,857
11/15/22	1.625%	34,319,900	33,225,953
08/15/42	2.750%	75,588,100	69,611,953
U.S. Treasury (i)
STRIPS
11/15/18	0.000%	18,705,000	17,567,755
11/15/18	0.000%	107,093,000	100,515,241
02/15/40	0.000%	62,278,000	25,604,043
Total U.S. Treasury Obligations (Cost: $459,953,290)			$458,467,713

Foreign Government Obligations(a) 1.3%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	410,000	357,725
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%	460,000	369,150
Total			726,875
BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	280,000	336,700
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%	690,000	743,820
Morgan Stanley Senior Unsecured (b)
05/03/17	10.090%	BRL780,000	419,113
Petrobras International Finance Co.
03/15/19	7.875%	230,000	283,323
01/20/20	5.750%	500,000	558,630
Total			2,341,586
CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
12/06/21	4.750%	400,000	421,059
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%	290,000	325,090
01/18/41	6.125%	480,000	610,578

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
Corporación Andina de Fomento
06/15/22	4.375%		$293,000	$318,548
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		345,000	393,383
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	620,000,000	407,883
Total				2,055,482
DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		460,000	536,406
04/20/27	8.625%		230,000	281,750
Total				818,156
HUNGARY —%
Hungary Government International Bond Senior Unsecured
03/29/21	6.375%		230,000	253,644
INDONESIA 0.1%
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%		460,000	518,861
01/17/38	7.750%		490,000	704,375
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	7,000,000,000	807,298
Majapahit Holding BV (b)
06/28/17	7.250%		280,000	329,673
08/07/19	8.000%		230,000	289,800
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		710,000	795,428
Total				3,445,435
KAZAKHSTAN —%
KazMunaiGaz Finance Sub BV (b)
07/02/18	9.125%		300,000	391,260
Senior Unsecured
01/23/15	11.750%		230,000	269,675
Total				660,935
LITHUANIA —%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		520,000	624,373

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO 0.1%
Mexican Bonos
06/10/21	6.500%	MXN	$520,000	$449,200
06/03/27	7.500%	MXN	870,000	814,825
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%		400,000	429,000
Pemex Project Funding Master Trust
01/21/21	5.500%		840,000	963,900
Petroleos Mexicanos
06/02/41	6.500%		510,000	600,525
Total				3,257,450
PERU 0.1%
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(i)
05/31/18	0.000%		272,189	245,448
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	282,000
11/18/50	5.625%		130,000	152,750
Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	560,000	273,424
Total				953,622
PHILIPPINES —%
Philippine Government International Bond Senior Unsecured
03/30/26	5.500%		230,000	282,037
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		230,000	314,780
Total				596,817
POLAND —%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%		600,000	690,000
QATAR 0.2%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		3,555,000	4,390,425
Qatar Government International Bond (b)
Senior Unsecured
01/20/22	4.500%		230,000	261,356
01/20/42	5.750%		230,000	289,225
Total				4,941,006

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
REPUBLIC OF NAMIBIA —%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	$430,000	$479,450
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (c)
06/30/29	3.000%	141,075	127,673
ROMANIA —%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%	260,000	313,905
RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%	230,000	256,450
01/23/21	5.999%	960,000	1,081,200
08/16/37	7.288%	260,000	325,000
Gazprom OAO Via Gazprom International SA Senior Unsecured (b)
02/01/20	7.201%	2,306,347	2,617,704
Russian Foreign Bond - Eurobond Senior Unsecured (b)(c)
03/31/30	7.500%	751,750	939,687
Sberbank of Russia Via SB Capital SA Senior Unsecured
06/16/21	5.717%	500,000	556,730
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	345,000	418,744
Total			6,195,515
SOUTH AFRICA —%
South Africa Government International Bond
Senior Unsecured
01/17/24	4.665%	200,000	215,500
03/08/41	6.250%	150,000	184,125
Total			399,625
SOUTH KOREA —%
Export-Import Bank of Korea
Senior Unsecured
09/15/21	4.375%	230,000	251,371
04/11/22	5.000%	400,000	457,395
Total			708,766

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	$430,000	$575,114
TURKEY 0.1%
Export Credit Bank of Turkey (b)
11/04/16	5.375%	500,000	542,086
Turkey Government International Bond
03/25/22	5.125%	290,000	326,975
Senior Unsecured
03/30/21	5.625%	520,000	605,759
09/26/22	6.250%	270,000	329,400
03/17/36	6.875%	410,000	530,950
Total			2,335,170
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	350,000	408,896
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%	280,000	412,300
VENEZUELA 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	820,000	803,600
02/17/22	12.750%	290,000	329,150
Senior Unsecured
10/28/15	5.000%	280,000	255,500
10/28/16	5.125%	800,000	696,000
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	1,240,000	1,230,700
Total			3,314,950
Total Foreign Government Obligations (Cost: $32,520,395)			$37,057,804

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.8%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,520,000	2,021,448

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$5,120,000	$6,193,971
JobsOhio Beverage System (g)
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	4,375,000	4,446,050
Series 2013-B
01/01/35	4.532%	2,420,000	2,457,825
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	17,790,000	18,609,763
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	9,860,000	11,551,877
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	4,525,000	5,337,690
Total Municipal Bonds (Cost: $46,312,653)			$50,618,624

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.9%
Banking 2.2%
Bank of America Corp.
12/31/63	8.200%	50,000	1,268,500
Citigroup Capital XIII (c)
10/30/40	7.875%	768,545	21,411,664
M&T Bank Corp.
12/31/49	5.000%	8,520	8,954,520
12/31/49	5.000%	815	842,636
PNC Financial Services Group, Inc. (c)
12/31/49	6.125%	562,900	15,232,074
U.S. Bancorp (c)
12/31/49	6.500%	612,175	17,581,666
Total			65,291,060
Building Materials 0.5%
Stanley Black & Decker, Inc.
07/25/52	5.750%	552,150	14,306,207

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Property & Casualty 0.2%
Allstate Corp. (The) (c)
01/15/53	5.100%	$202,225	$5,162,804
Total Preferred Debt (Cost: $80,051,737)			$84,760,071

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (c)(m)
02/28/19	8.250%	288,000	293,161
Chemicals —%
Dupont Performance Coatings Tranche B Term Loan (c)(g)(m)
01/03/20	4.750%	167,000	169,371
PQ Corp. Tranche B Term Loan (c)(m)
05/08/17	5.250%	462,000	466,694
Total			636,065
Construction Machinery —%
CPM Acquisition Corp. (c)(m)
1st Lien Term Loan
08/29/17	6.250%	378,052	379,943
2nd Lien Term Loan
03/01/18	10.250%	260,000	261,950
Total			641,893
Consumer Cyclical Services 0.1%
New Breed, Inc. Term Loan (c)(m)
10/01/19	6.000%	602,000	605,010
West Corp. Tranche B6 Term Loan (c)(m)
06/30/18	5.750%	446,755	451,919
Total			1,056,929
Consumer Products —%
Serta Simmons Holdings LLC Term Loan (c)(m)
10/01/19	5.000%	342,000	346,084

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Spectrum Brands, Inc. Term Loan (c)(m)
12/17/19	4.500%	$53,000	$53,691
Total			399,775
Diversified Manufacturing —%
Apex Tool Group LLC Tranche B Term Loan (c)(g)(m)
01/08/20	4.500%	67,000	67,600
Silver II Borrower SCA Term Loan (c)(g)(m)
12/13/19	5.000%	60,000	60,510
Total			128,110
Gaming —%
ROC Finance LLC Tranche B Term Loan (c)(m)
08/19/17	8.500%	149,000	153,284
Health Care —%
ConvaTec, Inc. Term Loan (c)(m)
12/22/16	5.000%	75,000	76,125
U.S. Renal Care, Inc. (c)(m)
1st Lien Term Loan
07/03/19	6.250%	515,410	523,786
2nd Lien Term Loan
01/03/20	10.250%	293,000	297,761
United Surgical Partners International, Inc. Tranche B Term Loan (c)(g)(m)
04/03/19	5.059%	83,790	84,471
Total			982,143
Life Insurance —%
Alliant Holdings I, Inc. Term Loan (c)(g)(m)
12/20/19	5.000%	172,000	173,863
Media Cable —%
WideOpenWest Finance LLC Term Loan (c)(m)
07/17/18	6.250%	296,510	299,475
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(m)
09/16/19	7.500%	394,000	408,972

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals —%
FMG Resources August 2006 Proprietary Ltd. (c)(g)(m)
Term Loan
10/18/17	5.250%	$572,330	$579,306
FMG Resources August 2006 Proprietary Ltd. (c)(m)
Term Loan
10/18/17	5.250%	385,035	389,729
Total			969,035
Property & Casualty 0.1%
Asurion LLC 1st Lien Term Loan (c)(m)
05/24/18	5.500%	504,000	508,843
Lonestar Intermediate Super Holdings LLC Term Loan (c)(m)
09/02/19	11.000%	712,000	757,981
Total			1,266,824
Technology 0.1%
Ancestry.com, Inc. Term Loan (c)(g)(m)
12/28/18	7.000%	635,000	634,549
Blue Coat Systems, Inc. Term Loan (c)(m)
02/15/18	5.750%	295,515	298,657
Freescale Semiconductor, Inc. Tranche B1 Term Loan (c)(g)(m)
12/01/16	4.460%	143,501	143,561
Total			1,076,767
Textile —%
Cole Haan LLC Term Loan (c)(g)(m)
01/07/20	5.750%	135,000	136,238
Total Senior Loans (Cost: $8,352,717)			$8,622,534

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Commercial Banks —%
Washington Funding Trust LII D Escrow (d)(e)(h)		2,725	—
WMI Holdings Corp. (n)		53,957	40,765
Total			40,765
TOTAL FINANCIALS			40,765

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (n)	$1,493	$36,056
Total Common Stocks (Cost: $1,511,115)		$76,821

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (n)	634	19,020
Total Warrants (Cost: $25,553)		$19,020

Issuer	Coupon Rate	Principal Amount	Value

Treasury Bills 2.8%
U.S. Treasury Bills (i)
02/28/13	0.000%	$81,169,216	$81,174,699
Total Treasury Bills (Cost: $81,169,216)			$81,174,699

		Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.132% (o)(p)		17,950,219	17,950,219
Total Money Market Funds (Cost: $17,950,219)			$17,950,219
Total Investments (Cost: $2,846,554,708) (q)			$2,936,322,984(r)
Other Assets & Liabilities, Net			(68,240,243)
Net Assets			$2,868,082,741

Investments in Derivatives
Futures Contracts Outstanding at January 31, 2013

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(562)	(80,629,437)	March 2013	3,219,198	—
U.S. Treasury Note, 2-year	(165)	(36,369,610)	March 2013	—	(4,872)
U.S. Treasury Note, 5-year	(949)	(117,423,927)	March 2013	671,985	—
U.S. Treasury Note, 10-year	(851)	(111,720,344)	March 2013	1,294,217	—
U.S. Treasury Ultra Bond, 30-year	(507)	(79,361,344)	March 2013	4,708,699	—
Total				9,894,099	(4,872)

Credit Default Swap Contracts Outstanding at January 31, 2013 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.00	2,370,000	22,584	(143,716)	(2,831)	—	(123,963)
Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.00	6,275,000	(53,657)	(8,768)	(7,495)	—	(69,920)
Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.00	7,670,000	99,519	(381,732)	(9,161)	—	(291,374)
Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.00	8,750,000	118,012	(551,424)	(10,451)	—	(443,863)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.00	945,000	(27,989)	20,062	(1,129)	—	(9,056)
Citibank	Textron, Inc.	September 20, 2017	1.00	1,550,000	11,086	(30,908)	(1,851)	—	(21,673)
Goldman Sachs International	Textron, Inc.	September 20, 2017	1.00	10,080,000	72,097	(214,072)	(12,040)	—	(154,015)
Goldman Sachs International	Toll Brothers, Inc.	September 20, 2017	1.00	4,655,000	60,121	(98,774)	(5,560)	—	(44,213)
Goldman Sachs International	Bank of America Corp.	December 20, 2017	1.00	23,425,000	122,097	(557,373)	(27,980)	—	(463,256)
JPMorgan	Barclays Bank, PLC	December 20, 2017	1.00	5,480,000	89,997	(179,177)	(6,546)	—	(95,726)
Citibank	CDX North America Investment Grade 19	December 20, 2017	1.00	22,530,000	(110,476)	117,672	(26,911)	—	(19,715)
Goldman Sachs International	CDX North America High Yield 19	December 20, 2017	1.00	31,325,000	(691,238)	(106,184)	(187,080)	—	(984,502)
JPMorgan	CDX North America High Yield 19	December 20, 2017	1.00	50,450,000	(1,113,262)	(1,325,308)	(301,299)	—	(2,739,869)
JPMorgan	CDX North America Investment Grade 19	December 20, 2017	1.00	48,785,000	(239,217)	230,362	(58,271)	—	(67,126)
Goldman Sachs International	D.R. Horton, Inc.	December 20, 2017	1.00	20,220,000	588,301	(688,472)	(24,152)	—	(124,323)
JPMorgan	D.R. Horton, Inc.	December 20, 2017	1.00	2,885,000	83,939	(104,480)	(3,446)	—	(23,987)
Barclays	Goldman Sachs Group, Inc.	December 20, 2017	1.00	5,305,000	85,277	(221,881)	(6,337)	—	(142,941)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.00	12,525,000	(349,661)	274,756	(14,960)	—	(89,865)
Barclays	Home Depot, Inc.	December 20, 2017	1.00	20,925,000	(633,483)	519,950	(24,994)	—	(138,527)
Barclays	Limited Brands, Inc.	December 20, 2017	1.00	11,560,000	587,625	(593,195)	(13,808)	—	(19,378)
Citibank	Marriott International, Inc.	December 20, 2017	1.00	4,070,000	(34,802)	7,610	(4,861)	—	(32,053)
Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.00	27,780,000	458,270	(467,367)	(33,182)	—	(42,279)
Total									(6,141,624)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, the value of these securities amounted to $372,691,968 or 12.99% of net assets.

(c)	Variable rate security.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at January 31, 2013 was $43,595, representing less than 0.01% of net assets. Information concerning such security holdings at January 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-95	3,924

Six Flags, Inc.
06/01/14 0.000%	05-07-10	—

Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	09-25-07 - 05-14-08	24,052,072

Washington Funding Trust LII D Escrow	03-28-08	—

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2013, the value of these securities amounted to $12,175,434, which represents 0.42% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2013, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Negligible market value.
(i)	Zero coupon bond.
(j)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)

At January 31, 2013, investments in securities included securities valued at $6,290,226 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Non-income producing.
(o)	The rate shown is the seven-day current annualized yield at January 31, 2013.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	22,151,315	1,119,008,933	(1,123,210,029)	17,950,219	38,987	17,950,219

(q)

At January 31, 2013, the cost of securities for federal income tax purposes was approximately $2,846,555,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$143,161,000
Unrealized Depreciation	(53,393,000)
Net Unrealized Appreciation	$89,768,000

(r)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	234,448,808	41,069	234,489,877
All Other Industries	—	973,155,847	—	973,155,847
Residential Mortgage-Backed Securities - Agency	—	464,579,324	—	464,579,324
Residential Mortgage-Backed Securities - Non-Agency	—	60,712,320	43,399,260	104,111,580
Commercial Mortgage-Backed Securities - Non-Agency	—	361,897,047	15,459,244	377,356,291
Asset-Backed Securities - Agency	—	2,524,641	—	2,524,641
Asset-Backed Securities - Non-Agency	—	39,458,290	—	39,458,290
Inflation-Indexed Bonds	—	1,899,629	—	1,899,629
U.S. Treasury Obligations	131,607,843	326,859,870	—	458,467,713
Foreign Government Obligations	—	37,057,804	—	37,057,804
Municipal Bonds	—	50,618,624	—	50,618,624
Preferred Debt	84,760,071	—	—	84,760,071
Total Bonds	216,367,914	2,553,212,204	58,899,573	2,828,479,691

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Equity Securities
Common Stocks
Financials	40,765	—	—	40,765
Industrials	36,056	—	—	36,056
Warrants
Energy	—	19,020	—	19,020
Total Equity Securities	76,821	19,020	—	95,841
Short-Term Securities
Treasury Bills	81,174,699	—	—	81,174,699
Total Short-Term Securities	81,174,699	—	—	81,174,699

Other
Senior Loans	—	7,945,465	677,069	8,622,534
Money Market Funds	17,950,219	—	—	17,950,219
Total Other	17,950,219	7,945,465	677,069	26,572,753
Investments in Securities	315,569,653	2,561,176,689	59,576,642	2,936,322,984
Derivatives
Assets
Futures Contracts	9,894,099	—	—	9,894,099
Liabilities
Futures Contracts	(4,872)	—	—	(4,872)
Swap Contracts	—	(6,141,624)	—	(6,141,624)
Total	325,458,880	2,555,035,065	59,576,642	2,940,070,587

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, January 31, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy.

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
15,900,850	$—	$—	15,900,850

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

		Residential	Commercial
		Mortgage-Backed	Mortgage-Backed	Foreign
	Corporate Bonds	Securities -	Securities-	Government		Senior
	& Notes ($)	Non-Agency ($)	Non-Agency($)	Obligations($)	Warrants($)	Loans($)	Total ($)
Balance as of April 30, 2012	91,112	6,271,826	—	283,077	174	—	6,646,189
Accrued discounts/premiums	5	36,302	(118)	—	—	—	36,189
Realized gain (loss)	(304)	15,675	—	—			15,371
Change in unrealized appreciation (depreciation)(a)	201	172,829	38,659	—	—	—	211,689
Sales	(49,945)	801,264	(57,229)	—	(174)	—	693,916
Purchases	—	38,923,095	15,477,932	—	—	—	54,401,027
Transfers into Level 3	—	3,446,218	—	—	—	677,069	4,123,287
Transfers out of Level 3	—	(6,267,949)	—	(283,077)	—	—	(6,551,026)
Balance as of January 31, 2013	41,069	43,399,260	15,459,244	—	—	677,069	59,576,642

(a)Change in unrealized appreciation relating to securities held at January 31, 2013 was $211,488, which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $172,829 and Commercial Mortgage Backed Securities - Non-Agency of $38,659.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential and commercial mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market.  Significant increases (decreased) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain corporate bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential mortgage backed securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, January 31, 2013.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.9%
CONSUMER DISCRETIONARY 11.1%
Auto Components 1.5%
Cooper Tire & Rubber Co.	322,750	$8,217,215
Dana Holding Corp.	687,518	11,055,289
Gentherm, Inc. (a)	333,566	4,830,036
Total		24,102,540
Diversified Consumer Services 0.5%
Lincoln Educational Services Corp.	629,263	3,486,117
Universal Technical Institute, Inc.	320,274	3,619,096
Total		7,105,213
Hotels, Restaurants & Leisure 1.3%
Life Time Fitness, Inc. (a)	145,330	7,372,591
Red Robin Gourmet Burgers, Inc. (a)	165,519	6,119,237
WMS Industries, Inc. (a)	306,175	7,577,831
Total		21,069,659
Household Durables 0.3%
Cavco Industries, Inc. (a)	93,651	4,856,741
Specialty Retail 5.5%
Aaron’s, Inc.	278,950	8,270,868
Casual Male Retail Group, Inc. (a)	851,173	3,906,884
Finish Line, Inc., Class A (The)	459,604	8,567,019
GameStop Corp., Class A	328,667	7,625,074
Haverty Furniture Companies, Inc.	264,404	4,759,272
HOT Topic, Inc.	380,020	4,218,222
Men’s Wearhouse, Inc. (The)	334,026	10,137,689
Pier 1 Imports, Inc.	503,570	10,922,433
Rent-A-Center, Inc.	443,035	15,807,489
Shoe Carnival, Inc.	273,485	5,598,238
Stage Stores, Inc.	260,633	5,955,464
Total		85,768,652
Textiles, Apparel & Luxury Goods 2.0%
Crocs, Inc. (a)	500,890	7,443,225
Deckers Outdoor Corp. (a)	179,790	7,182,611
G-III Apparel Group Ltd. (a)	187,510	6,729,734
Steven Madden Ltd. (a)	215,040	9,909,043
Total		31,264,613
TOTAL CONSUMER DISCRETIONARY		174,167,418
CONSUMER STAPLES 3.3%
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	136,325	6,427,724
Harris Teeter Supermarkets, Inc.	218,150	9,051,043
Spartan Stores, Inc.	319,044	5,181,275
Total		20,660,042

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.6%
Chiquita Brands International, Inc. (a)	647,270	$4,757,435
Darling International, Inc. (a)	511,220	8,624,281
Fresh Del Monte Produce, Inc.	469,715	12,376,990
Total		25,758,706
Personal Products 0.4%
Inter Parfums, Inc.	250,514	5,438,659
TOTAL CONSUMER STAPLES		51,857,407
ENERGY 8.6%
Energy Equipment & Services 4.9%
Dawson Geophysical Co. (a)	218,861	5,847,966
Gulf Island Fabrication, Inc.	160,918	3,736,516
Helix Energy Solutions Group, Inc. (a)	507,570	12,039,560
Matrix Service Co. (a)	312,164	4,457,702
Newpark Resources, Inc. (a)	683,325	5,890,262
Patterson-UTI Energy, Inc.	517,220	10,520,255
RPC, Inc.	444,329	6,651,605
Tesco Corp. (a)	370,860	4,483,697
Tetra Technologies, Inc. (a)	609,715	5,182,578
TGC Industries, Inc.	567,752	5,166,543
Tidewater, Inc.	252,990	12,439,518
Total		76,416,202
Oil, Gas & Consumable Fuels 3.7%
Bill Barrett Corp. (a)	420,450	6,714,586
Cloud Peak Energy, Inc. (a)	463,494	8,115,780
Energy XXI Bermuda Ltd.	299,130	9,368,752
Gulfport Energy Corp. (a)	233,849	9,650,948
Rex Energy Corp. (a)	346,900	4,554,797
Stone Energy Corp. (a)	380,228	8,555,130
VAALCO Energy, Inc. (a)	688,498	5,845,348
Western Refining, Inc.	157,360	5,292,017
Total		58,097,358
TOTAL ENERGY		134,513,560
FINANCIALS 30.8%
Capital Markets 0.6%
GFI Group, Inc.	1,104,130	3,754,042
INTL FCStone, Inc. (a)	318,609	5,582,030
Total		9,336,072
Commercial Banks 9.9%
Ameris Bancorp (a)	567,019	7,518,672
BancFirst Corp.	114,081	4,665,913

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
BankUnited, Inc.	306,829	$8,253,700
Banner Corp.	124,000	3,744,800
Bryn Mawr Bank Corp.	326,064	7,545,121
Chemical Financial Corp.	387,416	9,418,083
Columbia Banking System, Inc.	368,585	7,445,417
Community Trust Bancorp, Inc.	233,628	7,875,600
First Citizens BancShares Inc., Class A	31,598	5,509,427
First Commonwealth Financial Corp.	1,202,980	8,505,069
First Financial Corp.	290,453	8,762,967
FirstMerit Corp.	734,770	11,190,547
Glacier Bancorp, Inc.	576,949	8,988,865
Hancock Holding Co.	391,198	11,822,004
Hudson Valley Holding Corp.	135,161	2,067,963
Investors Bancorp, Inc.	431,013	7,607,379
Merchants Bancshares, Inc.	231,459	6,554,919
Northrim BanCorp, Inc. (b)	320,975	6,990,835
Union First Market Bankshares Corp.	226,264	3,955,095
West Coast Bancorp	240,591	5,706,819
Wintrust Financial Corp.	297,015	11,010,346
Total		155,139,541
Consumer Finance 0.6%
Cash America International, Inc.	200,019	9,582,910
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)	225,428	4,740,751
Insurance 7.9%
Allied World Assurance Co. Holdings AG	109,740	9,309,244
American Equity Investment Life Holding Co.	475,130	6,404,752
American Safety Insurance Holdings Ltd. (a)	370,900	7,410,582
Argo Group International Holdings Ltd.	357,352	12,896,834
Baldwin & Lyons, Inc., Class B	281,961	6,964,437
EMC Insurance Group, Inc.	283,696	7,081,052
Endurance Specialty Holdings Ltd.	196,270	8,423,908
FBL Financial Group, Inc., Class A	132,962	4,644,363
Hanover Insurance Group, Inc. (The)	218,193	9,068,101
Horace Mann Educators Corp.	373,187	8,113,085
Kemper Corp.	218,089	7,264,545
National Western Life Insurance Co., Class A	31,722	5,183,375
Navigators Group, Inc. (The) (a)	138,459	7,508,632
Safety Insurance Group, Inc.	148,899	7,148,641
Symetra Financial Corp.	635,907	8,870,903

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
United Fire Group, Inc.	299,050	$6,934,969
Total		123,227,423
Real Estate Investment Trusts (REITs) 7.3%
Associated Estates Realty Corp.	399,105	6,445,546
Campus Crest Communities, Inc.	422,180	5,099,934
Chesapeake Lodging Trust	428,947	9,158,019
Colonial Properties Trust	628,180	13,763,424
Cousins Properties, Inc.	1,242,968	11,062,415
National Health Investors, Inc.	148,918	9,478,631
Piedmont Office Realty Trust, Inc., Class A	586,600	11,338,978
Potlatch Corp.	285,001	12,366,193
Sabra Health Care REIT, Inc.	331,100	8,307,299
Starwood Property Trust, Inc.	290,149	7,439,420
Sunstone Hotel Investors, Inc. (a)	1,090,079	12,612,214
Terreno Realty Corp.	476,533	7,958,101
Total		115,030,174
Thrifts & Mortgage Finance 4.2%
Bank Mutual Corp.	1,170,985	6,007,153
BankFinancial Corp.	649,510	4,903,801
Beneficial Mutual Bancorp, Inc. (a)	912,329	8,539,399
Brookline Bancorp, Inc.	782,027	6,889,658
ESSA Bancorp, Inc.	376,449	4,144,704
Home Federal Bancorp, Inc.	542,141	6,971,933
Northfield Bancorp, Inc.	354,847	3,970,735
Provident New York Bancorp	484,381	4,325,522
United Financial Bancorp, Inc.	310,196	4,643,634
Washington Federal, Inc.	619,921	10,904,410
WSFS Financial Corp.	87,762	3,990,538
Total		65,291,487
TOTAL FINANCIALS		482,348,358
HEALTH CARE 7.1%
Biotechnology 0.2%
Dynavax Technologies Corp. (a)	969,050	2,994,364
Health Care Equipment & Supplies 2.1%
Angiodynamics, Inc. (a)	436,715	5,327,923
CONMED Corp.	296,062	8,695,341
ICU Medical, Inc. (a)	87,724	5,302,916
Orthofix International NV (a)	163,905	6,252,976
Quidel Corp. (a)	312,723	7,017,504
Total		32,596,660

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.3%
Amsurg Corp. (a)	206,531	$6,445,833
Centene Corp. (a)	205,670	8,876,717
Magellan Health Services, Inc. (a)	180,670	9,268,371
Molina Healthcare, Inc. (a)	248,620	7,137,880
Triple-S Management Corp., Class B (a)	238,510	4,309,876
Total		36,038,677
Pharmaceuticals 2.5%
Impax Laboratories, Inc. (a)	455,160	9,176,025
Jazz Pharmaceuticals PLC (a)	189,471	10,684,270
Questcor Pharmaceuticals, Inc.	247,966	6,318,174
Supernus Pharmaceuticals, Inc. (a)	347,801	2,667,634
Viropharma, Inc. (a)	421,899	11,247,827
Total		40,093,930
TOTAL HEALTH CARE		111,723,631
INDUSTRIALS 15.7%
Aerospace & Defense 0.9%
AAR Corp.	256,108	4,827,636
Curtiss-Wright Corp.	259,930	9,266,504
Total		14,094,140
Building Products 0.5%
Universal Forest Products, Inc.	179,986	7,316,431
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	301,560	6,610,195
ACCO Brands Corp. (a)	897,088	7,472,743
Consolidated Graphics, Inc. (a)	138,478	5,072,449
Ennis, Inc.	239,446	3,737,752
Unifirst Corp.	121,812	9,956,913
Total		32,850,052
Construction & Engineering 0.9%
Comfort Systems U.S.A., Inc.	395,932	5,111,482
KHD Humboldt Wedag International AG	386,203	2,377,570
Layne Christensen Co. (a)	171,331	3,884,074
Sterling Construction Co., Inc. (a)	328,826	3,370,466
Total		14,743,592
Electrical Equipment 2.9%
Belden, Inc.	229,616	11,056,010
Brady Corp., Class A	315,790	11,017,913
EnerSys, Inc. (a)	247,322	10,122,889
GrafTech International Ltd. (a)	809,506	7,771,258

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Powell Industries, Inc. (a)	132,526	$5,996,802
Total		45,964,872
Machinery 6.6%
Albany International Corp., Class A	288,119	7,220,262
Altra Holdings, Inc.	232,306	5,563,729
Astec Industries, Inc.	194,848	6,882,031
Briggs & Stratton Corp.	378,929	8,991,985
CIRCOR International, Inc.	155,815	6,466,323
Dynamic Materials Corp.	195,159	3,243,543
EnPro Industries, Inc. (a)	159,052	7,074,633
FreightCar America, Inc.	178,362	4,421,594
Gorman-Rupp Co.	93,800	2,850,582
Harsco Corp.	260,074	6,629,286
ITT Corp.	362,560	9,310,541
Kadant, Inc. (a)	194,424	5,224,173
LB Foster Co., Class A	166,632	7,216,832
Mueller Industries, Inc.	177,441	9,468,252
Titan International, Inc.	308,250	7,487,392
Twin Disc, Inc.	234,530	5,377,773
Total		103,428,931
Professional Services 0.4%
Korn/Ferry International (a)	359,992	6,184,663
Road & Rail 1.1%
Heartland Express, Inc.	498,354	6,892,236
Werner Enterprises, Inc.	419,599	9,910,928
Total		16,803,164
Trading Companies & Distributors 0.3%
Kaman Corp.	138,812	5,044,428
TOTAL INDUSTRIALS		246,430,273
INFORMATION TECHNOLOGY 10.9%
Communications Equipment 0.6%
Emulex Corp. (a)	620,300	4,739,092
Symmetricom, Inc. (a)	763,758	4,116,656
Total		8,855,748
Computers & Peripherals 0.6%
QLogic Corp. (a)	785,310	9,070,330
Electronic Equipment, Instruments & Components 1.7%
Electro Scientific Industries, Inc.	388,585	4,196,718
GSI Group, Inc. (a)	407,797	3,874,071

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	155,311	$9,941,457
MTS Systems Corp.	143,180	8,139,783
Total		26,152,029
Internet Software & Services 1.3%
j2 Global, Inc.	308,163	9,805,747
Monster Worldwide, Inc. (a)	692,030	4,013,774
ValueClick, Inc. (a)	324,590	6,644,357
Total		20,463,878
IT Services 1.1%
Global Cash Access Holdings, Inc. (a)	526,941	3,978,405
MoneyGram International, Inc. (a)	456,838	6,290,659
TeleTech Holdings, Inc. (a)	364,990	6,825,313
Total		17,094,377
Semiconductors & Semiconductor Equipment 4.6%
ATMI, Inc. (a)	272,572	5,563,195
Cypress Semiconductor Corp.	849,310	8,722,414
Entegris, Inc. (a)	1,083,112	10,679,484
First Solar, Inc. (a)	187,470	5,282,905
Integrated Device Technology, Inc. (a)	1,010,260	7,304,180
MKS Instruments, Inc.	371,884	10,338,375
Silicon Laboratories, Inc. (a)	231,460	10,100,914
Teradyne, Inc. (a)	457,250	7,389,160
Tessera Technologies, Inc.	441,726	7,752,291
Total		73,132,918
Software 1.0%
Progress Software Corp. (a)	371,408	8,716,946
PTC, Inc. (a)	333,706	7,735,305
Total		16,452,251
TOTAL INFORMATION TECHNOLOGY		171,221,531
MATERIALS 5.7%
Chemicals 2.9%
A. Schulman, Inc.	225,442	7,247,960
Chemtura Corp. (a)	505,693	11,995,038
Minerals Technologies, Inc.	298,012	12,328,756
OM Group, Inc. (a)	495,993	13,699,327
Total		45,271,081
Containers & Packaging 1.2%
Greif, Inc., Class A	386,731	18,168,622
Greif, Inc., Class B	8,928	451,400
Total		18,620,022

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.9%
Coeur d’Alene Mines Corp. (a)	404,087	$8,768,688
Olympic Steel, Inc.	284,890	5,985,539
Total		14,754,227
Paper & Forest Products 0.7%
Buckeye Technologies, Inc.	192,388	5,531,155
Wausau Paper Corp.	593,650	5,740,596
Total		11,271,751
TOTAL MATERIALS		89,917,081
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.9%
Alteva, Inc. (b)	347,145	4,068,539
Cbeyond, Inc. (a)	621,857	5,472,342
Lumos Networks Corp.	292,696	2,842,078
Neutral Tandem, Inc.	919,052	2,545,774
Total		14,928,733
Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	211,550	2,735,342
Shenandoah Telecommunications Co.	317,462	4,653,993
Total		7,389,335
TOTAL TELECOMMUNICATION SERVICES		22,318,068
UTILITIES 5.3%
Electric Utilities 3.7%
Allete, Inc.	280,300	12,933,042
El Paso Electric Co.	280,200	9,439,938
IDACORP, Inc.	281,630	13,070,448
MGE Energy, Inc.	193,194	10,121,434
Portland General Electric Co.	429,549	12,336,647
Total		57,901,509
Gas Utilities 1.6%
Chesapeake Utilities Corp.	62,992	2,989,600
Laclede Group, Inc. (The)	250,407	9,996,248
Southwest Gas Corp.	272,385	12,132,028
Total		25,117,876
TOTAL UTILITIES		83,019,385
Total Common Stocks (Cost: $1,272,649,675)		$1,567,516,712

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.132% (b)(c)	1,590,551	$1,590,551
Total Money Market Funds (Cost: $1,590,551)		$1,590,551

Total Investments (Cost: $1,274,240,226) (d)	$1,569,107,263(e)
Other Assets & Liabilities, Net	319,609
Net Assets	$1,569,426,872

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Alteva, Inc.	4,283,382	109,416	(67,605)	(6,286)	4,318,907	274,999	4,068,539
Columbia Short-Term Cash Fund	5,728,038	195,889,978	(200,027,465)	—	1,590,551	5,853	1,590,551
Northrim BanCorp, Inc.	4,922,177	—	(154,705)	(19,014)	4,748,458	139,799	6,990,835	*
Total	14,933,597	195,999,394	(200,249,775)	(25,300)	10,657,916	420,651	12,649,925

* Issuer was not an affiliate for the entire period ended January 31, 2013.

(c)                                     The rate shown is the seven-day current annualized yield at January 31, 2013.

(d)                                     At January 31, 2013, the cost of securities for federal income tax purposes was approximately $1,274,240,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$342,124,000
Unrealized Depreciation	(47,257,000)
Net Unrealized Appreciation	$294,867,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated October 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	174,167,418	—	—	174,167,418
Consumer Staples	51,857,407	—	—	51,857,407
Energy	134,513,560	—	—	134,513,560
Financials	482,348,358	—	—	482,348,358
Health Care	111,723,631	—	—	111,723,631
Industrials	244,052,703	2,377,570	—	246,430,273
Information Technology	171,221,531	—	—	171,221,531
Materials	89,917,081	—	—	89,917,081
Telecommunication Services	22,318,068	—	—	22,318,068
Utilities	83,019,385	—	—	83,019,385

Total Equity Securities	1,565,139,142	2,377,570	—	1,567,516,712
Other
Money Market Funds	1,590,551	—	—	1,590,551
Total Other	1,590,551	—	—	1,590,551
Total	1,566,729,693	2,377,570	—	1,569,107,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

January 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.9%
U.S. Treasury Note
12/31/14	0.125%	$2,580,000	$2,573,349
12/31/19	1.125%	1,510,000	1,486,288
U.S. Treasury
02/28/14	1.875%	11,590,000	11,800,069
03/31/14	0.250%	2,930,000	2,931,831
03/31/14	1.750%	3,090,000	3,145,645
05/31/14	0.250%	5,010,000	5,012,740
06/15/14	0.750%	7,720,000	7,776,395
06/30/14	0.250%	3,410,000	3,411,599
06/30/14	2.625%	4,100,000	4,238,855
07/31/14	0.125%	3,690,000	3,684,812
08/31/14	0.250%	3,740,000	3,741,167
09/15/14	0.250%	5,465,000	5,466,492
09/30/14	0.250%	3,400,000	3,400,663
09/30/14	2.375%	4,715,000	4,881,683
10/31/14	0.250%	3,560,000	3,560,555
10/31/14	2.375%	14,000,000	14,517,342
11/15/14	0.375%	4,480,000	4,490,501
01/31/15	2.250%	3,645,000	3,788,238
02/15/15	4.000%	7,605,000	8,177,748
02/15/15	11.250%	4,420,000	5,402,416
04/15/15	0.375%	7,910,000	7,922,359
05/31/15	2.125%	5,270,000	5,490,681
07/15/15	0.250%	1,650,000	1,646,649
08/15/15	0.250%	5,575,000	5,561,063
10/15/15	0.250%	4,240,000	4,226,419
10/31/15	1.250%	5,995,000	6,137,381
11/15/15	0.375%	2,535,000	2,534,802
11/30/15	1.375%	10,100,000	10,377,750
12/15/15	0.250%	3,445,000	3,431,006
12/31/15	2.125%	225,000	236,180
01/31/16	2.000%	11,875,000	12,432,567
08/31/16	1.000%	7,175,000	7,290,474
09/30/16	1.000%	8,810,000	8,948,343
10/31/16	1.000%	1,945,000	1,974,782
11/15/16	7.500%	5,540,000	6,969,580
11/30/16	0.875%	3,065,000	3,096,367
03/31/17	1.000%	2,465,000	2,496,582
04/30/17	3.125%	12,305,000	13,550,881
05/31/17	0.625%	7,195,000	7,166,335
06/30/17	0.750%	2,435,000	2,435,760
08/31/17	0.625%	4,085,000	4,056,278
08/31/17	1.875%	7,205,000	7,560,185
10/31/17	0.750%	4,415,000	4,399,686
10/31/17	1.875%	7,505,000	7,873,803
12/31/17	0.750%	2,100,000	2,088,679
02/15/18	3.500%	10,655,000	12,030,997
05/15/18	3.875%	3,390,000	3,903,795

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
12/31/18	1.375%	$1,610,000	$1,635,156
02/28/19	1.375%	955,000	967,908
03/31/19	1.500%	1,945,000	1,983,748
07/31/19	0.875%	1,030,000	1,005,538
08/31/19	1.000%	1,690,000	1,660,030
09/30/19	1.000%	1,335,000	1,309,552
10/31/19	1.250%	1,185,000	1,180,093
11/15/19	3.375%	9,720,000	11,029,167
11/30/19	1.000%	1,400,000	1,368,937
02/15/20	3.625%	2,335,000	2,689,810
05/15/20	3.500%	2,680,000	3,066,298
08/15/20	2.625%	5,725,000	6,187,471
02/15/21	3.625%	7,855,000	9,065,157
05/15/21	3.125%	4,095,000	4,563,685
02/15/22	2.000%	2,650,000	2,687,474
05/15/22	1.750%	1,835,000	1,813,783
08/15/22	1.625%	4,035,000	3,925,615
08/15/22	7.250%	1,380,000	2,037,117
11/15/22	1.625%	3,825,000	3,703,078
02/15/26	6.000%	4,225,000	5,956,591
08/15/28	5.500%	415,000	569,069
08/15/29	6.125%	1,170,000	1,717,889
05/15/37	5.000%	930,000	1,262,185
02/15/38	4.375%	140,000	174,453
05/15/38	4.500%	1,055,000	1,339,355
08/15/39	4.500%	2,920,000	3,715,700
02/15/40	4.625%	5,895,000	7,645,078
05/15/40	4.375%	4,210,000	5,255,924
11/15/40	4.250%	2,990,000	3,659,013
02/15/41	4.750%	4,115,000	5,440,158
08/15/41	3.750%	1,225,000	1,377,551
05/15/42	3.000%	1,875,000	1,823,438
08/15/42	2.750%	2,425,000	2,233,275
11/15/42	2.750%	2,385,000	2,192,709
Total U.S. Treasury Obligations (Cost: $352,289,300)			$365,569,777

		Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.132% (a)(b)		376,607	$376,607
Total Money Market Funds (Cost: $376,607)			$376,607
Total Investments
(Cost: $352,665,907) (c)			$365,946,384(d)
Other Assets & Liabilities, Net			133,424
Net Assets			$366,079,808

Notes to Portfolio of Investments

(a)                                     The rate shown is the seven-day current annualized yield at January 31, 2013.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,575,652	52,707,360	(53,906,405)	376,607	961	376,607

(c)                                     At January 31, 2013, the cost of securities for federal income tax purposes was approximately $352,666,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,098,000
Unrealized Depreciation	(818,000)
Net Unrealized Appreciation	$13,280,000

(d)           Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	365,569,777	—	—	365,569,777
Total Bonds	365,569,777	—	—	365,569,777
Other
Money Market Funds	376,607	—	—	376,607
Total Other	376,607	—	—	376,607
Total	365,946,384	—	—	365,946,384

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	March 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 22, 2013